UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Payden & Rygel

333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31, 2002

Date of reporting period: April 30, 2003

ITEM 1. REPORT TO SHAREHOLDERS

Payden Funds

SEMI-ANNUAL REPORT         APRIL 30, 2003

Annual Report	2

•	Chairman’s Letter

i	Morningstar Ratings™

ii	Management Discussion and Analysis

1	Portfolio Highlights & Investments

29	Statements of Assets & Liabilities

33	Statements of Operations

37	Statements of Changes in Net Assets

45	Notes to Financial Statements

51	Financial Highlights

60	Trustees & Officers

Semi-Annual Report

Dear Shareholders

I  nvestors began the year with an overwhelming concern over the impending U.S. conflict with Iraq. Among the countless worries were the potential implications the war may have on investment portfolios.

Only six months into 2003, the conflict with Iraq is mostly resolved, and investors are focused on the challenges of investing in a low interest rate environment in the face of worldwide disinflation.

An investor’s primary objective is typically to generate income to grow his or her portfolio. Payden & Rygel, the advisor to Paydenfunds, offers the following advice to help investors achieve this goal:

•	Be realistic regarding your expectations for returns. Payden & Rygel believes the equity and fixed-income market will experience single digit returns for the next 12 months. The firm does not anticipate a deep decline nor do we expect to have an extremely exuberant marketplace in the near-term. Single digit returns should continue to be evident in the equity and fixed-income markets.

•	Be especially cognizant of portfolio diversification. Diversification in sectors and individual securities should be an ongoing objective in virtually every market environment. This is of particular importance as problems in corporate governance could continue to affect the marketplace.

While we believe markets will continue to be volatile within a range, it is important to note that there are a number of corporate entities that are not only solvent, but will post positive earnings reports over the next six-months. The firm sees continued signs of disinflation with deflation being less of a concern.

Thank you for your confidence in Paydenfunds during this volatile period. The firm continues to offer high-quality mutual funds to help you achieve your goals and objectives. We look forward to serving your investment needs for many years to come.

My very best wishes,

Joan Payden

Chairman & CEO

Payden & Rygel Investment Group

April 30, 2003

	Overall	3 Year Rating	5 Year Rating	10 Year Rating	Morningstar Category	Number of Funds
Paydenfund						Overall	3 Year	5 Year	10 Year

Global Short Bond		3	4	—	International bond	113	113	101	—

Global Fixed Income		3	4	4	International bond	113	113	101	34

Small Cap Leaders		4	—	—	Small Growth	448	448	—	—

Limited Maturity		3	4	—	Ultrashort bond	80	80	49	—

Short Bond		4	5	—	Short-term bond	178	178	153	—

U.S. Government		4	4	—	Short government	123	123	114	—

GNMA		4	—	—	Intermediate government	274	274	—	—

Core Bond		5	4	—	Intermediate-term bond	547	547	439	—

Opportunity Bond		5	4	—	Intermediate-term bond	547	547	439	—

High Income		4	4	—	High yield bond	314	314	217	—

Tax-Exempt Bond		4	4	—	Muni national intermediate	165	165	143	—

An overall rating is based on a weighted average of the fund’s ratings for the three-, five-, and ten-year periods, if applicable.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars and the next 22.5% receive four stars. Highly rated funds are defined as those that have a four or five star Morningstar rating. Data provided by Morningstar, Inc. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Morningstar is a registered trademark of Morningstar, Inc. and is not affiliated with Paydenfunds.

i

FIXED-INCOME MARKETS

Short Duration Strategies

The Federal Reserve Board delivered a much anticipated interest rate cut in early November, but it surprised the markets with the magnitude, as it lowered overnight financing by 50 basis points bringing the Fed funds rate to 1.25%. Yields on bonds moved sharply higher following this action. Investors extrapolated that the Federal Reserve Board, with its associated shift to a neutral bias and the overall low level of rates, was more likely to raise rates in the future, and a tightening premium was immediately priced into the short-end of the yield curve.

Over the remaining period bonds regained their lost ground, even though the Federal Reserve Board kept overnight rates steady at 1.25%. The Federal Reserve Board’s shift to a bias that the economy is nowhere near a sustained recovery helped extend the market’s expected timeline of a recovery once again. The European Central Bank (“ECB”), as expected, and the Bank of England, unexpectedly, lowered overnight rates to stimulate sluggish economic growth. The Bank of Canada embarked on its own course and increased its overnight rate to 3.25% as inflation exceeded the bank’s 2% target.

The Bunker Hill Money Market Fund earned 0.61% compared to its benchmark, the iMoney.net Taxable Money Market Average, which returned 0.41% for the six-month period ended April 30, 2003. Fund managers targeted an average days to maturity of 60 to 65 days. This strategy was rewarded as money market interest rates fell by thirty basis points over the period.

For the six-month period, the Payden Limited Maturity Fund generated a return of 0.95% compared to its Three-Month U.S. Treasury T-bill benchmark, which returned 0.68%. In November 2002, the Federal Reserve Board reduced the overnight borrowing rate from 1.75% to 1.25%. In a time characterized by weak U.S. economic activity and uncertainty surrounding the war with Iraq, short-term interest rates, as measured by the six-month T-Bill, dropped 30 basis points. The Fund’s longer average maturity and exposure to higher yielding mortgage-backed and corporate securities accounted for the favorable relative performance.

Declining short-term interest rates and strong demand for non-Treasury securities also bolstered the performance of the Payden Short Bond Fund. Fund managers targeted a 2 year average duration and increased exposure to higher yielding mortgage-backed securities. The Fund returned 1.88% compared to 1.42% for its benchmark, the Merrill Lynch 1-3 Year Treasury Index.

For the six-month period, the Payden U.S. Government Fund produced a return of 1.72% compared to 1.62% for its benchmark, the Merrill Lynch 1-5 Year Treasury Index. A slightly longer duration allowed the Fund to benefit from a decline in short-term interest rates. Exposure to higher-yielding agency mortgage-backed securities, contributed to the Fund’s positive relative performance.

Intermediate Duration Strategies

The six-month period ended April 30, 2003 began with high hopes for an economic rebound but ended with increased pessimism about the long-term outlook for growth. This was reflected in interest rate movements. In November 2002, the five-year U.S. Treasury yield rose 57 basis points. During the rest of the six-month period, the rate slowly dropped back down to its starting point. Paradoxically, sectors such as high yield and emerging markets performed strongly. This is one ramification of a low interest rate environment – investors are looking for ways to add yield to their portfolio.

The Payden GNMA Fund maintains its position as a top decile fund in its category returning 3.02% over the six-month period compared to 2.44% for the Merrill Lynch GNMA Master Index. The out-performance stemmed from owning pools of mortgages that have a lower pre-payment profile. This enabled the Fund to maintain a higher yield and have modest price appreciation in a period where interest rates were relatively unchanged. Once again the mortgage market is on the cusp of another major refinance era, as mortgage rates reach generational lows. The fact that most mortgages outstanding will be able to refinance, prepayments will again dominate the Fund’s risk exposure. Expectations for return should be tempered by today’s low yielding environment and concomitant pre-payment risk.

The Payden Core Bond Fund returned 4.46% for the six-month period ended April 30, 2003, compared to the 4.32% return of the Lehman Aggregate Bond Index. Factors that contributed to performance include the Fund manager’s tactical duration decisions, careful issue selection in the mortgage sector and the management of pre-payment risk from homeowner refinancing.

The Payden Opportunity Bond Fund returned an impressive 6.51% for the same six-month period compared to the 4.32% return of the Lehman Aggregate Bond Index, the Fund’s benchmark. Performance was greatly enhanced by the high-yield and emerging markets allocations, with each asset class returning more than 14%. Fund managers have maintained a fundamental bias to owning high-yield bonds, weathering the storm over the past couple of years without experiencing a default in the portfolio.

Despite low interest rates, the Adviser does not forecast a return to substantially higher interest rates anytime soon. The Adviser believes that the U.S. economy will exhibit small positive growth and that inflation will remain low. Other countries of the world are in a similar situation.

Global Strategies

The news out of Euroland continued to be bleak with growth forecasts once again being revised lower across the board. Confronted with deteriorating prospects throughout the region, the European Central Bank (“ECB”) softened its tone when discussing future inflationary concerns. With unemployment reaching new highs, burgeoning budget deficits, and no productivity miracle on the horizon, the ECB is seeking to stimulate expansion, while adhering to its “Two Pillar,” i.e., inflation and M3 supply, monetary policy mandate. The euro’s one-way appreciation versus the U.S. dollar remained in tact, briefly breaking the 1.12 U.S./euro level. With negative equity returns for the past several years tempering the drive of offshore investments into U.S. dollar denominated assets, investors have rewarded higher yielding currencies, like the euro, with sustained capital inflows.

In Japan, bonds maintained their slow, steady descent with no economic turnaround in sight. The Bank of Japan stayed on course and once again ramped up its monthly debt in an ongoing effort to reflate the economy. Prices for consumer goods have not risen since April 1998, and are not expected to start increasing anytime soon. The government has extended, from March 2003 to March 2005, the unlimited guarantee of bank deposits. Thus, a potentially decisive moment at the end of fiscal year 2002 in determining the viability and long-term financial health of the banking system, in fact, became a non-event. The Japanese Government Bond curve continued to flatten, as 10-year yields broke record lows of 0.60% to push yield-hungry buyers into 30-year securities yielding 1%.

The Payden Global Fixed Income Fund returned 4.16% for the six-month period ended April 30, 2003 versus the J.P. Morgan Global Bond Index – Hedged, which returned 3.24%.

Based on their view of a tepid economic recovery, the Adviser maintained long duration positions in the U.S., U.K., and European portions of the Fund. Sluggish economic growth has persisted, which may mean more rate reductions in the future. With geopolitical turmoil dominating the headlines, the Adviser believes that yields can fall further in the coming months, despite the current low nominal levels. The Fund remains underweight in Japanese bonds, but has increased its exposure in the 20-year part of the yield curve, since these yields were attractive on a relative value basis compared to the shorter maturities.

The Fund also added below investment-grade sectors comprised of U.S. dollar denominated credit and sovereign securities. Going forward, these bonds could help provide enhanced total return, if as expected, yield spreads narrow as default rates begin to fall. For the six-month period ended April 30, 2003, these tactical allocations enhanced Fund performance.

The Payden Global Short Bond Fund has been a strong performer over the six months ended April 30, 2003, and returned 4.25% compared to the 1.42% return for its benchmark, the Merrill Lynch 1-3 Year Treasury Index. The Fund benefited from the strong performance of credit markets during the period, including its investments in “transition” countries such as Mexico, and selected U.S. and Asian corporate bonds. The U.S. high-yield and emerging market asset classes have received record inflows over the six-months ended April 30, 2003, as investors searched for yield in a low interest rate environment. The strong technical backdrop in these asset classes has also been supported by positive fundamentals, including declining default rates in U.S. high-yield corporates and improving credit quality of “transition” countries.

High-Yield Strategies

The Payden High Income Fund generated a robust return of 14.96% for the six-month period ending April 30, 2003. The Fund’s strong performance was the result of solid issuer selection and the avoidance of credit blowups. While the Fund’s absolute return was solid, its returns were below that of the Merrill Lynch High Yield Index. The Index returned 21.46% for the six-month period, with the Index out-performance generated by the riskiest segment of the high-yield market, CCC rated bonds. During the six-month period, the CCC rated segment, which comprises 14% of the Index, was up an astounding 42.4%. Distressed debt funds and hedge funds were active in this risky segment of the market and drove up CCC– rated bond prices, the weak credit quality notwithstanding. Since its inception, the Fund has maintained a higher quality credit bias and thus has largely avoided CCC rated bonds because the risk/return profile of the segment is unattractive, given the significantly higher default rates. Despite the recent strong run of the high-yield market, the Adviser remains positive on the longer-term prospects of the market based on the positive fundamentals (good earnings and declining defaults) and strong technicals (cash entering the market and solid new issue supply).

Emerging Market Strategies

Emerging markets bonds rallied strongly over the six-month period ended April 30, 2003, with average emerging market bond yield premium declining approximately 325 basis points, as measured by J.P. Morgan’s EMBI+ Index. The emerging market asset class received record inflows during the period from investors searching for yield in a low interest rate environment. Emerging market debt is increasingly viewed as an alternative to equities. Inflows have also been bolstered by the strong returns the asset class has demonstrated over the past four years. In addition to the strong technical backdrop, emerging market debt has been supported by generally favorable macroeconomic fundamentals. Default risk in Brazil declined substantially as the new Brazilian government under President Lula has promised fiscal discipline and strong economic reforms; investors will now follow the government’s progress on implementation. The Payden Emerging Market Bond Fund returned 14.21% over the six-month period, as compared to the 16.09% return for the J.P. Morgan Global Diversified Index. As investors reached for yield, the CCC unrated and defaulted debt sectors outperformed higher quality segments of the market. The Fund does not focus on this area of the market. Instead, it invests in countries with improving macroeconomic fundamentals, and maintains a BB+ average credit quality, somewhat higher than the J.P. Morgan Global Diversified Index.

Tax Exempt Strategies

The six-month period ended April 30, 2003 proved to be a challenging time for the municipal market. Yields declined over the fiscal quarter, although volatility was pronounced. There were no two consecutive months of either positive or negative performance. Intermediate municipal bond yields declined the least, with ten-year yields lower by 0.10%, while two-year yields declined by 0.33%, five-year yields declined by 0.22% and long-bond yields declined by 0.31%.

Volatility in the market can be attributed to several factors, most notably the war with Iraq and economic fundamentals. Better than expected economic data and heavy municipal issuance started the fiscal year with a negative tone in November. According to the National Conference of State Legislatures, thirty-five states face estimated budget deficits through fiscal 2004 totaling $75 billion. Budget deficits are primarily a result of rising health care costs and declining tax revenues. Tax-exempt bond issuers continue to take advantage of low interest rates by refinancing existing debt and issuing new bonds to reduce budget deficits. As a result, the municipal market is on pace to set new records in issuance this year. Heavy new supply has been counteracted by an increase in demand from non-traditional buyers. Municipals are currently at historically attractive valuations relative to U.S. Treasury bonds, which creates trading opportunities for hedge funds and arbitrage accounts. However, since these buyers quickly swap in and out of municipals based on changes in the municipal-to-U.S. Treasury ratio, increased participation by these buyers added volatility to the market.

Nervousness regarding the imminent war with Iraq sent investors on a “flight-to-quality” in February, which allowed municipals to recover from January’s sell-off. In March, confidence in the U.S. military’s ability to end the conflict quickly and decisively sent yields dramatically higher. By mid-April, however, the market turned its focus back to economic fundamentals, which pointed to continued weakness and yields declined once again. Liquidations for the April tax season, a historically weak period for municipals, were muted this year alleviating the seasonal downward pressure on prices.

The Payden Short Duration Tax Exempt Fund posted a 1.55% total return for the period, while the Lehman 1-Year General Obligation Index returned 1.50%. The Fund increased its allocation to pre-refunded securities to reduce potential credit spread volatility and maintain a high degree of liquidity. Additionally, student loan revenue bonds were purchased for the income they provide compared to other bonds of similar credit quality.

The Payden Tax Exempt Bond Fund posted a 3.06% total return for the period, while the Lehman Quality Intermediate Index returned 3.31%. State rotation added positively to performance, as the Adviser took advantage of volatility in California’s market. The Adviser also enhanced the income component of the portfolio by selling pre-refunded bonds and purchasing high quality, yet higher yielding, revenue bonds. The Fund’s intermediate concentration detracted from performance, as the ten-year portion of the yield curve under-performed the five-year and thirty-year portions of the curve.

The Payden California Municipal Income Fund posted a total return of 3.13% for the period, while the Lehman California Intermediate Index returned 3.44%. The State of California has the nation’s largest budget deficit of $22.9 billion and is among the lowest rated states. The current budgetary impasse in Sacramento has impeded a resolution to the problem. Republicans are reluctant to raise taxes, Democrats are unwilling to make drastic cuts to health care and social services, and neither party has been willing to compromise. Local school districts in the state are expecting a decline in funding received by the state due to these budgetary problems, as well as declining tax revenues. In light of these circumstances, the Adviser reduced exposure to school district general obligation bonds and reallocated assets to essential service and pre-refunded securities.

EQUITY MARKETS

After months of downward guidance, corporate earnings seem to have stabilized with the earnings results meeting the downward revisions. The uncertainty of the war with Iraq is behind us, but lingering terrorist concerns remain. The market has staged a strong rally post-war, but is running into the headwinds of a declining dollar, economic slowdown in the European Union, excess global manufacturing capacity and the uncertainty created by the Severe Acute Respiratory Syndrome (SARS) outbreak. The market price-to-earnings ratio has stabilized at around 30 with the S&P 500 Index up 14.4% from March’s lows and up 3.5% during the six-month period ended April 30, 2003.

The Payden Growth & Income Fund, which is composed of large-cap high dividend yielding stocks, returned 1.84%, but lagged its benchmark, the Standard & Poor’s BARRA Value Index, which gained 4.20% during the six-month period. The Fund has performed in line with the benchmark index over the trailing 12 months. Losses in Dow Jones Index members Altria (formerly Philip Morris) and AT&T were only partially offset by gains in J.P. Morgan Chase and Caterpillar. Active management of the Fund’s broad market component, including the addition of other high dividend paying stocks added value.

The Payden U.S. Growth Leaders Fund, comprised of large-cap growth stocks, returned -1.64% for the six-month period. The Fund under-performed its benchmark, the Standard & Poor’s BARRA Growth Index, which returned 2.96% for the same period. As the economy moves forward on the road to recovery, growth stocks will lead the way albeit at a slower rate than in the past. Apollo Group, which provides higher education programs for working adults under the name of University of Phoenix and others, continued its strong performance. The Fund’s results were negatively impacted by losses in financial and healthcare stocks, such as Labrancha & Co. and Triad Hospitals.

Small-cap stocks continued to outperform their larger brethren as they have for several years due to better potential for earnings growth and more reasonable valuations. The Payden Small Cap Leaders Fund, which returned -4.14%, lagged its benchmark of the broad Russell 2000 Growth Index, which returned 7.68%. A defensive focus and an underweight in technology and healthcare stocks drove the underperformance. Strong performers included FTI Consulting, a litigation specialist, and MicroStrategy, a provider of a technology platform that allows companies to deploy Web-based reporting and analysis solutions. The Fund was hurt by poor performance of stocks such as shoe company Skechers, production management company Photon Dynamics, and specialty pharmaceutical company aaiPharma, Inc. Despite the difficult six month period, the Fund maintains an excellent long-term track record.

The Payden Market Return Fund returned 5.10% during the first six-months of the fiscal year, outperforming the S&P 500 Index return of 4.48%. The Fund employs a strategy using S&P 500 futures to achieve index returns less financing costs, and short-term bonds to outperform the costs. In addition to efficient trading of the index futures to minimize financing costs, the Fund was able to capture additional return from the short-term bond holdings, which appreciated in price while paying higher yields.

v

The Fund seeks a high level of total return that is consistent with preservation of capital, by generally investing in investment grade securities denominated in U.S. and foreign currencies with an average portfolio maturity of three years.

Credit Quality

AAA	33%
A	12%
BBB	31%
BB	23%
B	1%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Canada (United States Dollar) (0%)
300,000	Pacifica Papers Inc., 10.00%, 3/15/09	$318
Chile (United States Dollar) (5%)
3,700,000	Republic of Chile 5.625%, 7/23/07	3,932
Croatia (United States Dollar) (3%)
2,409,466	Croatia, 2.188%, 7/31/06	2,402
France (United States Dollar) (0%)
150,000	France Telecom, 8.70%, 3/1/06	170
Germany (Euro) (5%)
1,905,000	Bundesobligation, 4.00%, 2/16/07	2,199
1,630,000	Bundesobligation, 5.00%, 2/17/06	1,929
Malaysia (United States Dollar) (2%)
1,300,000	Petronas, 7.125%, 10/18/06	1,463
300,000	Tenaga Nasional, 7.625%, 4/29/07	337
Mexico (United States Dollar) (10%)
1,300,000	Banco Nacional, 7.25%, 2/2/04	1,352
600,000	Grupo Televisa S.A., 8.625%, 8/08/05	667
2,100,000	Petroleos Mexicanos, 6.50%, 2/1/05	2,232
2,950,000	United Mexican States 8.625%, 3/12/08	3,516
Netherlands (United States Dollar) (0%)
150,000	Deutsche Telekom, 8.25%, 6/15/05	167
Panama (United States Dollar) (3%)
2,200,000	Republic of Panama, 8.25%, 4/22/08	2,376
Peru (United States Dollar) (3%)
2,000,000	Republic of Peru, 9.125%, 1/15/08	2,220
Russia (United States Dollar) (5%)
3,000,000	Russian Federation, 10.00%, 6/26/07	3,587
Singapore (United States Dollar) (0%)
300,000	Flextronics International Ltd., 9.875%, 7/1/10	338
United States (United States Dollar) (46%)
600,000	ACE Ltd., 6.00%, 4/01/07	644
325,000	Allied Waste NA, 7.625%, 1/1/06	340
325,000	American Standard, 7.375%, 4/15/05	342
350,000	AmerisourceBergen Corp., 8.125%, 9/01/08	386
600,000	AT&T Wireless Services Inc., 7.50%, 5/1/07	677
350,000	Autonation Inc., 9.00%, 8/1/08	383
600,000	Bank One Corp., 6.875%, 8/01/06	679
650,000	Bellsouth Corporation, 5.00%, 10/15/06	698
156,000	Clear Channel Communication, 6.50%, 7/07/05	182
650,000	Conoco Funding 5.45%, 10/15/2006	709
600,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	646
325,000	D.R. Horton Inc., 10.50%, 4/01/05	361
320,000	DaimlerChrysler NA Holdings, 5.625%, 1/16/07	379
350,000	Dana Corp., 9.00%, 8/15/11	382
500,000	Disney (Walt) Company, 6.75%, 3/30/06	548
335,000	Dominion Resources Inc/VA, 7.625%, 7/15/05	372
600,000	EOP Operating LP, 6.625%, 2/15/05	641
300,000	Erac USA Finance Co., 8.25%, 5/01/05 (b)	327
350,000	Felcor Lodging LP, 9.50%, 9/15/08	351
5,750,000	FHLB Disc Note, 1.18%, 5/28/03	5,743

Principal or Shares	Security Description	Value (000)

310,000	Ford Motor Credit Co., 6.00%, 2/14/05	$353
650,000	FPL Group Capital Inc., 3.25%, 4/11/06	657
600,000	General Mills Inc., 5.125%, 2/15/07	646
600,000	General Motors Acceptance Corp., 6.125%, 9/15/06	623
350,000	Georgia-Pacific Corp., 7.50%, 5/15/06	350
350,000	Grant Prideco Escrow, 9.00%, 12/15/09	385
325,000	Harrahs Operating Co., 7.875%, 12/15/05	351
260,000	HCA Inc., 7.00%, 7/1/07	280
325,000	HMH Properties, 7.875%, 8/01/05	329
350,000	IMC Global Inc., 10.875%, 6/1/08	398
350,000	KB Home, 8.625%, 12/15/08	382
500,000	Kellogg Co., 6%, 4/1/06	549
350,000	L-3 Communications Corp., 8.00%, 8/1/08	366
350,000	Lyondell Chemical Co., 9.625%, 5/1/07	364
325,000	Mandalay Resort Group, 10.25%, 8/1/07	361
600,000	Masco Corp., 6.00%, 5/03/04	624
300,000	MGM Mirage Inc., 8.50%, 9/15/10	336
600,000	National Rural Utilities, 3.00%, 2/15/06	609
600,000	Norfolk Southern Corp., 7.35%, 5/15/07	687
325,000	Park Place Entertainment Corp., 7.875%, 12/15/05	341
325,000	Penney (JC) Co., 7.60%, 4/01/07	342
300,000	Pepco Holdings Inc., 5.50%, 8/15/07 (b)	320
600,000	Progress Energy Inc., 6.75%, 3/01/06	662
500,000	Raytheon CO., 8.20%, 3/01/06	574
350,000	Royal Caribbean Cruises, 7.00%, 10/15/07	338
375,000	Ryland Group, 8.00%, 8/15/06	401
600,000	Safeway Inc., 7.25%, 9/15/04	640
350,000	Sequa Corp., 9.00%, 8/1/09	364
600,000	Simon Property Group LP, 6.375%, 11/15/07	657
350,000	Smithfield Foods Inc., 8.00%, 10/15/09	361
350,000	Solectron Corp., 9.625%, 2/15/09	380
325,000	Starwood Hotels & Resorts, 6.75%, 11/15/05	336
350,000	Tembec Industries Inc., 8.625%, 6/30/09	364
300,000	Time Warner, Inc., 7.75%, 6/15/05	325
350,000	Toll Brothers Inc., 8.25%, 2/1/11	378
325,000	Tricon Global Restaurant, 7.45%, 5/15/05	351
4,150,000	U.S. Treasury Note, 2.125%, 8/31/04	4,198
600,000	Union Pacific Corp., 5.84%, 5/25/04	623
325,000	Unisys Corp., 8.125%, 6/01/06	349
300,000	Valero Energy Corp., 6.125%, 4/15/07	321
600,000	Verizon Global Funding Corp., 6.75%, 12/01/05	668
300,000	Viacom Inc., 7.75%, 6/01/05	334
United Kingdom (Euro) (1%)
320,000	British Telecom, 6.125%, 2/15/06	383
320,000	NGG Finance PLC, 5.25%, 8/23/06	375
United Kingdom (British Pound) (5%)
2,225,000	United Kingdom Gilt, 8.5%, 12/7/05	3,982
United Kingdom (United States Dollar) (0%)
200,000	British Sky Broadcasting, 8.20%, 7/15/09	231

1	Paydenfunds

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Investment Companies (9%)
6,889,400	Bunker Hill Money Market Fund*	$6,889

Total (Cost - $75,575) (a) (97%)		78,132
Other Assets, net of Liabilities (3%)		2,462

Net Assets (100%)		$80,594

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,577
Unrealized depreciation	(20)

Net unrealized appreciation	$2,557

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)

Assets:
5/30/03	Euro (Buy)	1.1146	$3,645	$67

Liabilities:

5/12/03	British Pound (Sell)	1.5970	$4,096	$(8)

5/29/03	Euro (Sell)	1.1146	5,941	(27)

			$10,037	$(35)

See notes to financial statements.

Semi-Annual Report	2

The Fund seeks a high level of total return by generally investing in investment grade securities denominated in U.S. and foreign currencies with an average portfolio maturity not exceeding ten years.

Credit Quality

AAA	69%
AA	7%
A	6%
BB	4%
BB	8%
B	6%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Australia (Australian Dollar) (0%)
1,320,000	Australia Government Bond, 5.75%, 6/15/11	$856
Austria (Japanese Yen) (6%)
743,000,000	Oesterreichische Kontrollbank AG, 1.80%, 3/22/10	6,860
760,000,000	Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.60%, 2/15/11	6,900
Belgium (Euro) (2%)
4,085,000	Belgium Kingdom, 5.50%, 9/28/17	5,020
Bulgaria (USD) (0%)
650,000	Bulgaria Government International Bond, 8.25%, 1/15/15	732
Canada (Canadian Dollar) (2%)
2,845,000	Canadian Government Bond, 5.25%, 6/1/12	2,030
2,585,000	Canadian Government Bond, 6.00%, 9/1/05	1,892
Canada (United States Dollar) (1%)
650,000	Corus Entertainment Inc., 8.75%, 3/01/12	699
540,000	Norske Skog Canada Ltd., 8.625%, 6/15/11	578
Chile (United States Dollar) (0%)
200,000	Corp. Nacional del Cobre de Chile-CODELCO, 6.375%, 11/30/12	212
Colombia (United States Dollar) (0%)
750,000	Colombia Government International Bond, 10.00%, 1/23/12	832
Denmark (Danish Krone) (1%)
12,150,000	Denmark Government Bond, 6.00%, 11/15/11	2,068
France (United States Dollar) (0%)
650,000	Crown European Holdings Sa, 9.50%, 3/1/11	699
France (Euro) (7%)
9,750,000	France Government Bond, 6.50%, 4/25/11	12,783
2,500,000	French Treasury Note, 5.00%, 7/12/05	2,934
Germany (Euro) (18%)
3,305,000	Bundesobligation, 4.00%, 2/16/07	3,816
3,220,000	Bundesobligation, 4.50%, 8/17/07	3,782
1,630,000	Bundesobligation, 4.50%, 8/18/06	1,911
885,000	Bundesobligation, 5.00%, 2/17/06	1,047
5,250,000	Bundesschatzanweisungen, 3.00%, 12/10/04	5,913
1,745,000	Deutsche Bundesrepublik, 3.75%, 1/4/09	1,980
10,800,000	Deutsche Bundesrepublik, 4.50%, 1/4/13	12,438
1,475,000	Deutsche Bundesrepublik, 5.00%, 1/04/12	1,766
3,080,000	Deutsche Bundesrepublik, 5.375%, 1/4/10	3,779
1,580,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	1,933
1,350,000	Deutsche Bundesrepublik, 6.25%, 1/4/30	1,815
Germany (Japanese Yen) (1%)
311,000,000	Deutsche Ausgleichsbank, 1.85%, 9/20/10	2,893
Greece (Euro) (3%)
4,470,000	Hellenic Republic, 5.90%, 10/22/22	5,575
Ireland (United States Dollar) (0%)
650,000	MDP Acquistions Plc, 9.625%, 10/01/12 (b)	712
Japan (Japanese Yen) (4%)
680,000,000	Development Bank of Japan, 1.40%, 6/20/12	6,108
175,000,000	Development Bank of Japan, 1.70%, 9/20/22	1,665

Principal or Shares	Security Description	Value (000)

Malaysia (United States Dollar) (1%)
500,000	Malaysia Government International Bond, 7.50%, 7/15/11	$586
300,000	Petroliam Nasional BHD, 7.75%, 8/15/15	349
Mexico (United States Dollar) (1%)
200,000	Grupo Televisa Sa, 8.50%, 3/11/32	201
450,000	Mexico Government International Bond, 11.375%, 9/15/16	643
500,000	Mexico Government International Bond, 8.30%, 8/15/31	565
400,000	Mexico Government International Bond, 9.875%, 2/1/10	510
250,000	Pemex Project Funding Master Trust, 8.50%, 2/15/08	290
Netherlands (Euro) (4%)
6,350,000	Netherlands Government Bond, 5.75%, 2/15/07	7,770
Panama (United States Dollar) (0%)
600,000	Panama Government International Bond, 9.625%, 2/8/11	683
Peru (United States Dollar) (0%)
800,000	Peru Government International Bond, 4.50%, 3/7/17	666
150,000	Peru Government International Bond, 9.125%, 2/21/12	165
Philippines (United States Dollar) (0%)
250,000	Philippine Government International Bond, 9.50%, 10/21/24	275
400,000	Philippine Government International Bond, 9.875%, 1/15/19	409
Romania (Euro) (0%)
325,000	Romania Government International Bond, 10.625%, 6/27/08	436
Russia (United States Dollar) (1%)
350,000	Russia Government International Bond, 12.75%, 6/24/28	540
1,250,000	Russia Government International Bond, 5.00%, 3/31/30	1,119
350,000	Russian Ministry of Finance, 3.00%, 5/14/06	334
South Africa (United States Dollar) (0%)
300,000	South Africa Government International Bond, 7.375%, 4/25/12	338
Spain (Euro) (4%)
7,885,000	Spain Government Bond, 5.15%, 7/30/09	9,553
Supranational (Japanese Yen) (3%)
512,000,000	Inter-American Development Bank, 1.90%, 7/8/09	4,718
125,000,000	International Bank for Reconstruction & Development, 2.00%, 2/18/08	1,139
Sweden (Swedish Krona) (2%)
25,900,000	Sweden Government Bond, 8%, 8/15/07	3,660

3	Paydenfunds

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

United States (Euro) (3%)
1,270,000	Citibank Credit Card Master Trust I, 4.50%, 8/25/04 (b)	$1,450
1,070,000	Ford Motor Credit Co., 6.00%, 2/14/05	1,217
1,190,000	General Motors Acceptance Corp, 5.00%, 1/18/05 (b)	1,376
990,000	General Motors Acceptance Corp., 6.125%, 3/15/07	1,142
1,270,000	MBNA American European Structured Offerings, 4.375%, 1/19/07	1,447
United States (Japanese Yen) (2%)
350,000,000	Fannie Mae, 1.75%, 3/26/08	3,150
United States (United States Dollar) (26%)
650,000	AK Steel Corp., 7.75%, 6/15/12	575
650,000	Allied Waste of North America, 7.875%, 1/01/09	676
650,000	Amkor Technology Inc., 9.25%, 2/15/08	697
665,000	Boyd Gaming Corp., 7.75%, 12/15/12	692
650,000	Coinmach Corp., 9.00%, 2/01/10	700
1,090,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,173
665,000	CSC Holdings Inc., 8.125%, 7/15/09	707
650,000	D.R. Horton, Inc., 8.00%, 2/01/09	708
1,060,000	Dominion Resources Inc/VA, 7.625%, 7/15/05	1,178
650,000	Echostar DBS Corp., 9.375%, 2/01/09	702
900,000	Fannie Mae, 6.625%, 11/15/10	1,062
650,000	Felcor Lodging LP, 9.50%, 9/15/08	652
1,100,000	General Mills Inc., 5.125%, 2/15/07	1,185
650,000	Georgia-Pacific Corp, 9.375%, 2/1/13 (b)	717
650,000	Host Marriott Corp, 7.875%, 8/01/08	657
650,000	IMC Global Inc., 10.875%, 6/1/08	739
250,000	Ingles Markets Inc., 8.875%, 12/01/11	256
650,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	722
665,000	Isle of Capri Casinos Inc., 8.75%, 4/15/09	703
665,000	JC Penney Co Inc/New, 8.00%, 3/1/10	708
650,000	KB Home, 8.625%, 12/15/08	708
650,000	Nuevo Energy Co., 9.50%, 6/01/08	683
665,000	Owens-Brockway, 8.875%, 2/15/09	718
665,000	PanAmSat Corp., 8.50%, 2/01/12	723
650,000	Park Place Entertainment Corp., 7.875%, 3/15/10	678
650,000	Pierce Leahy Command Co., 8.125%, 5/15/08	674
800,000	Safeway Inc., 6.50%, 3/1/11	879
650,000	Saks Inc., 8.25%, 11/15/08	708
650,000	Sequa Corp., 9.00%, 8/1/09	676
650,000	Sinclair Broadcast Group Inc, 8.75%, 12/15/11	708
650,000	Six Flags Inc., 9.50%, 2/01/09	671
650,000	Solectron Corp., 9.625%, 2/15/09	705
650,000	SPX Corp., 7.50%, 1/1/13	702
1,030,000	Suntrust Bank, 6.375%, 4/11/11	1,177
665,000	Tembec Industries Inc., 8.625%, 6/30/09	692
425,000	Toll Brothers Inc., 8.25%, 2/1/11	459
665,000	TRW Automotive Inc., 9.375%, 2/15/13	728
5,290,000	U.S. Treasury Bond, 7.25%, 5/15/16	6,822
1,710,000	U.S. Treasury Bond, 5.5%, 8/15/28	1,859
3,775,000	U.S. Treasury Bond, 6.25%, 8/15/23	4,471
6,590,000	U.S. Treasury Note, 3.875%, 2/15/13	6,599
1,175,000	U.S. Treasury Note, 4.00%, 11/15/12	1,190
775,000	U.S. Treasury Note, 4.375%, 8/15/12	809
440,000	U.S. Treasury Note, 4.875%, 2/15/12	477
900,000	U.S. Treasury Note, 5.375%, 2/15/31	982
1,050,000	Unilever Capital Corp, 6.875%, 11/1/05	1,167
665,000	Unisys Corp., 6.875%, 3/15/10	702
650,000	United Auto Group Inc., 9.625%, 3/15/12	686

Principal or Shares	Security Description	Value (000)

650,000	Ventas Realty Lp/Ventas Capital Corp, 9.00%, 5/1/12	$705
1,060,000	Verizon Global Funding Corp., 6.75%, 12/01/05	1,181
990,000	Wal-Mart Stores Inc, 6.875%, 8/10/09	1,172
Ukraine (United States Dollar) (1%)
709,337	Ukraine Government International Bond, 11.00%, 3/15/07	794
United Kingdom (United States Dollar) (0%)
1,110,000	Diageo Capital Plc, 6.625%, 6/24/04	1,174
United Kingdom (British Pound) (9%)
315,000	United Kingdom Gilt, 4.25%, 3/7/36	476
400,000	United Kingdom Gilt, 4.25%, 6/7/32	604
5,260,000	United Kingdom Gilt, 5.00%, 3/7/08	8,775
970,000	United Kingdom Gilt, 5.00%, 3/7/12	1,624
940,000	United Kingdom Gilt, 5.00%, 3/7/12	1,583
670,000	United Kingdom Gilt, 5.75%, 12/7/09	1,168
1,050,000	United Kingdom Gilt, 7.25%, 12/7/07	1,908
805,000	United Kingdom Gilt, 8.00%, 6/7/21	1,822
705,000	United Kingdom Gilt, 8.5%, 12/7/05	1,262
Investment Companies (0%)
554,947	Bunker Hill Money Market Fund*	555

Total (Cost—$215,435) (a) (102%)		225,024
Liabilities in excess of Other Assets (-2%)		(4,337)

Net Assets (100%)		$220,687

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,129
Unrealized depreciation	(540)

Net unrealized appreciation	$9,589

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)

Assets:
5/05/03	Australian Dollar (Buy)	0.6252	$6,858	$279

Liabilities:
6/25/03	Australian Dollar (Sell)	0.6221	886	(14)
5/12/03	Canadian Dollar (Sell)	0.6966	3,922	(101)
6/25/03	Danish Krone (Sell)	6.6652	2,151	(36)
5/29/03	Euro (Sell)	1.1146	41,324	(423)
5/30/03	Euro (Sell)	1.1146	50,941	(574)
5/12/03	British Pound (Sell)	1.5970	19,260	(320)
5/29/03	Japanese Yen (Sell)	119.1198	33,528	(190)
5/12/03	Swedish Krona (Sell)	8.1833	4,032	(231)

			$156,044	$(1,889)

See notes to financial statements.

Semi-Annual Report	4

The Fund seeks a high level of total return by generally investing in below investment grade securities denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality

AAA	3%
A	2%
BBB	29%
BB	50%
B	16%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Brazil (10%)
10,744,052	Brazil C-Bond, 8.00%, 4/15/14	$9,455
Bulgaria (5%)
1,538,096	Bulgaria Government Bond, 2.69%, 7/28/12	1,476
2,700,000	Bulgaria Government International Bond, 8.25%, 1/15/15	3,040
Chile (2%)
1,600,000	CODELCO, 6.375%, 11/30/12 (b)	1,697
Colombia (7%)
6,000,000	Colombia Government International Bond, 10.00%, 1/23/12	6,654
Croatia (2%)
1,686,626	Croatia, 2.69%, 7/31/06	1,681
Dominican Republic (4%)
3,500,000	Dominican Republic, 9.40%, 1/23/13 (b)	3,518
Malaysia (7%)
3,700,000	Malaysia Government International Bond, 7.50%, 7/15/11	4,336
2,000,000	Petroliam Nasional BHD, 7.75%, 8/15/15	2,325
Mexico (16%)
1,800,000	Grupo Televisa Sa, 8.50%, 3/11/32	1,811
3,000,000	Mexico Government International Bond, 11.375%, 9/15/16	4,290
3,000,000	Mexico Government International Bond, 8.30%, 8/15/31	3,390
2,750,000	Mexico Government International Bond, 9.875%, 2/1/10 (c)	3,503
600,000	Pemex Project Funding Master Trust, 8.50%, 2/15/08	2,324
Panama (4%)
3,800,000	Panama Government International Bond, 9.625%, 2/8/11	4,328
Peru (6%)
4,300,000	Peru Government International Bond, 4.50%, 3/7/17	3,580
1,750,000	Peru Government International Bond, 9.125%, 2/21/12	1,921
Philippines (4%)
2,100,000	Philippine Government International Bond, 9.50%, 10/21/24	2,314
2,000,000	Philippine Government International Bond, 9.875%, 1/15/19	2,077
Romania (Euro) (4%)
2,600,000	Romania Government International Bond, 10.625%, 6/27/08 (c)	3,492
Russia (17%)
1,450,000	Mobile Telesystems Finance Sa, 9.75%, 1/30/08 (b)	1,548
2,500,000	Russia Government International Bond, 12.75%, 6/24/28	3,855
6,800,000	Russia Government International Bond, 5.00%, 3/31/30	6,127

Principal or Shares	Security Description	Value (000)

2,450,000	Russian Federation, 5.00%, 3/31/30 (b)	$2,207
2,500,000	Russian Ministry of Finance, 3.00%, 5/14/06	2,387
South Africa (3%)
3,000,000	South Africa Government International Bond, 7.375%, 4/25/12	3,381
Ukraine (4%)
3,920,018	Ukraine Government International Bond, 11.00%, 3/15/07	4,390
Venezuela (0%)
1,250	Venezuela Oil Warrants	—
Investment Companies (3%)
2,429,470	Bunker Hill Money Market Fund*	2,429

Total (Cost - $85,591) (a) (98%)		93,536
Other Assets, net of Liabilities (2%)		1,454

Net Assets (100%)		$94,990

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,963
Unrealized depreciation	(18)

Net unrealized appreciation	$7,945

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	All or a portion of the security is held by the custodian in a segregated account.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation

Mexico Credit	Aug-04	$400	$7

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized (Depreciation)

Liabilities:
5/29/03	Euro (Sell)	1.1146	$3,761	$(38)

See notes to financial statements.

5	Paydenfunds

The Fund seeks growth of capital and some current income by generally investing half its assets in stocks known as the “dogs of the Dow” and the balance in exchange traded funds.

Top 5 Company Holdings

AT&T	5.2%
J.P. Morgan Chase & Co.	5.2%
General Electric Co.	5.0%
General Motors Corp.	4.9%
Public Service Enterprise Group	4.9%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Common Stocks (96%)
Consumer Discretionary (10%)
81,200	Eastman Kodak	$2,429
69,900	General Motors Corp.	2,520
Consumer Staples (6%)
63,000	Altria Group Inc.	1,938
53,000	Conagra Foods Inc.	1,113
Energy (5%)
40,500	Occidental Petroleum Corp.	1,209
45,600	Unocal Corp.	1,263
Financial (13%)
84,100	Crescent Real Estate Equities Co.	1,193
90,400	J.P. Morgan Chase & Co.	2,653
56,500	Plum Creek Timber Co.	1,314
47,200	Union Planters Corp.	1,347
Health Care (3%)
57,400	Bristol-Myers Squibb Co.	1,466
Industrial (16%)
47,400	Caterpillar International	2,493
60,900	Donnelley & Sons Co.	1,228
86,700	General Electric Co.	2,553
91,000	Honeywell International Inc.	2,148
Materials (5%)
57,000	DuPont De Nemours and Co.	2,424
Exchange Traded Funds (16%)
73,000	iShares Russell 1000 Value Index Fund	3,450
54,200	S&P 500 Depository Receipt	4,981
Telecommunications (10%)
156,000	AT&T	2,660
95,800	SBC Communications	2,238
Utility (12%)
31,000	Ameren Corp.	1,270
21,000	Dominion Resources Inc.	1,243
74,400	Duke Energy Corp.	1,309
65,100	Public Service Enterprise Group	2,504

Total Common Stocks		48,946
Investment Companies (4%)
2,171,726	Bunker Hill Investment*	2,172

Total (Cost - $55,367) (a) (100%)		51,118
Other Assets, net of Liabilities (0%)		126

Net Assets (100%)		$51,244

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,444
Unrealized depreciation	(5,693)

Net unrealized depreciation	$(4,249)

See notes to financial statements.

Semi-Annual Report	6

The Fund seeks a total return in excess of the S&P 500 Index by generally investing in investment grade debt securities and stock index futures.

Credit Quality

AAA	73%
AA	5%
A	15%
BBB	6%
BB	1%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Asset Backed Securities (21%)
200,000	American Express Credit Account 1999-5 B, 2.3275%, 2/15/07	$200
292,594	Ameriquest Mortgage Securities Inc., 1.75%, 2/25/33	293
150,000	Associates Credit Card Trust 2000-2 B, 1.66%, 9/18/06	150
106,960	Capital Auto Receivables Asset Trust 7.28%, 9/15/05	108
300,000	Chase Funding Mortgage Loan, 1.67%, 11/25/32	300
150,000	Citibank Credit Card Issuance Trust, 1.623%, 3/7/08	150
200,000	Countrywide Asset-Backed Certificates, 1.81%, 9/25/32	200
150,000	Discover Card Master Trust, 2.15%, 4/15/08	150
200,000	Distribution Financial Services Floorplan Master, 1.70%, 4/15/07	200
150,000	First Bankcard Master Credit Card Trust, 2001-1A B, 4.40%, 11/15/06 (b)	150
390,695	Ford Credit Auto Trust Trust, 2.48%, 12/15/04	392
300,000	Granite Mortgages, 1.5425%, 1/20/20	300
300,000	Household Private Label Credit Card Master, 4.95%, 6/16/08	313
243,304	Mellon Residential Funding Corp., 1.81%, 8/15/32	243
106,318	MFN Auto Receivables Trust 5.07%, 6/15/07 (b)	107
150,000	MMCA Automobile Trust 7.55%, 4/15/06	150
225,000	Option One Mortgage Loan Trust 2.598%, 2/25/32	225
94,795	Provident Bank Equipment Lease Trust 2000-1A C, 2.17%, 11/25/11 (b)	95
350,000	Puma Finance Limited, 1.59%, 8/8/34	350
200,000	Washington Mutual, 2.92%, 3/25/33	200
132,623	Washington Mutual, 3.435%, 12/25/40	133
250,000	William Street Funding Corp., 1.59%, 4/23/06 (b)	250
Commercial Paper (1%)
200,000	Barclays Funding, 1.24%, 06/26/03	200
150,000	UBS Finance, 1.23%, 5/07/03	150
Corporate Bonds (16%)
160,000	Alcoa Inc., 2.176%, 12/06/04	160
75,000	Allete Inc., 2.69%, 10/20/03	75
110,000	British Telecom Plc, 2.554%, 12/15/03	110
170,000	CBS Corp., 6.875%, 9/1/03	173
175,000	Countrywide Home Loan 5.25%, 6/15/04	182
90,000	DaimlerChrysler NA Holdings, 3.40%, 12/15/04	91
200,000	First Union Corp., 2.36%, 3/31/05	201
150,000	General Electric Cap. Corp., 1.55%, 2/3/06	150
100,000	General Motors Acceptance Corp., 3.339%, 3/4/05	100
160,000	Georgia Power Co., 1.465%, 2/18/05	160
180,000	Goldman Sachs Group Inc., 1.50%, 4/20/06	180
220,000	Household Finance, 2.38%, 8/01/03	220
150,000	IBM Corp., 1.443%, 9/10/04	150
170,000	International Lease Finance Corp., 2.63%, 1/13/05	170
65,000	Masco Corp., 6.00%, 5/03/04	68
100,000	MBNA Corp., 2.231%, 6/13/03	100
180,000	Merrill Lynch & Co., 1.73%, 1/13/06	181
160,000	Morgan Stanley Group, 1.57%, 3/27/06	160
100,000	National Rural Utilities, 2.94%, 4/26/04	101
90,000	Norfolk Southern 2.446%, 7/07/03	90
400,000	Samsung Capital Auto, 2.19%, 5/23/08 (b)	400
160,000	Sara Lee Corp., 1.975%, 9/10/03	160

Principal or Shares	Security Description	Value (000)

160,000	Vodafone Group PLC, 7.625%, 2/15/05	$176
55,000	Walt Disney Co., 5.125%, 12/15/03	56
100,000	Weyerhaeuser Co., 2.951%, 9/15/03	100
Exchange Traded Funds (1%)
2,000	S & P 500 Depository Receipt	184
Mortgage Backed Securities (33%)
208,297	Bear Stearns ARM 2001-1 A3, 5.346%, 12/15/40	211
140,000	Bear Stearns Commercial Mortgage Security, 2.40%, 12/03/13 (b)	140
199,116	Bear Stearns Mortgage Trust, 4.56%, 4/25/33	203
33,869	Drexel Burnham Lambert CMO Trust, 6.438%, 5/1/16	34
437,596	FHLMC #789272, 5.771%, 4/01/32	454
546,687	FHLMC #789347, 5.717%, 4/1/32	566
264,154	Fifth Third Mortgage Loan Trust, 3.91%, 11/19/32	265
486,070	FIRST HORIZON, 4.875%, 3/25/33	496
197,460	FNMA #654443, 6.089%, 7/01/32	204
540,683	FNMA #323682, 4.086%, 8/1/27	559
606,019	FNMA #661027, 3.131%, 7/01/27	622
470,419	FNMA 665387, 3.056%, 8/1/32	483
242,554	FNMA ARM #490626, 5.744%, 11/1/28	248
480,522	FNMA, 5.90%, 5/25/42	500
2,250,000	GMAC 2001-HE1A, 8.00%, 9/25/03	57
250,736	GNMA 2002-24, 2.355, 4/16/32	252
198,396	MARM 2001-1 A1, 5.905%, 9/25/31	200
38,974	Prudential Home Mortgage 1993-57 A4, 5.90%, 12/15/23	39
812,500	Residential Asset Mortgage Products, 8%, 2/25/04	41
152,859	Residential Asset Securitization Trust, 5.803%, 7/25/32	157
289,369	SASC 2002-16A Class 2A1, 5.55, 8/25/32	296
192,355	Sequoia Mortgage Trust, 1.729%, 10/20/27	192
328,968	Structured Asset Mortgage Investments Inc., 4.348%, 3/25/32	331
316,791	UMSC 1994-1 AM, 4.094%, 6/25/32	317
150,000	WAMU 2000-1 M2, 6.93%, 1/25/40	149
3,680,292	Washington Mutual, 0.653%, 11/26/07	35
500,000	Wells Fargo Mortgage Backed Securities, 3.608%, 2/25/33	513
U.S. Government Agency (8%)
700,000	FHLB, 3.375%, 6/15/04	717
1,000,000	FNMA Discount Note, 1.20%, 7/16/03	998
U.S. Treasury (11%)
500,000	U.S. Treasury Bill, 1.115%, 6/19/03	499
2,000,000	U.S. Treasury Bill, 1.155%, 5/08/03	2,000
Investment Companies (8%)
1,785,991	Bunker Hill Money Market Fund*	1,786

Total (Cost - $22,458) (a) (99%)		22,471
Other Assets, net of Liabilities (1%)		141

Net Assets (100%)		$22,612

*	Affiliated Investment

7	Paydenfunds

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$76
Unrealized depreciation	(63)

Net unrealized	$13

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation

98	S&P 500 Futures	Jun-03	$22,444	$2,513

See notes to financial statements.

Semi-Annual Report	8

The Fund seeks long-term capital appreciation by generally investing in stocks of the 1,000 largest capitalized U.S. companies that display the ability to sustain earnings growth and up to 20% in foreign corporations.

Top 5 Equity Holdings

Costco	2.0%
Anheuser-Bush Cos.	1.9%
Apollo Group - Cl. A	1.9%
Home Depot Inc.	1.8%
Varian Medical System Inc.	1.7%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Common Stocks (94%)
Consumer Discretionary (15%)
4,700	Amazon.com (b)	$135
4,700	Applebee’s International Inc.	129
1,700	Coach Inc. (b)	74
5,500	Costco (b)	191
3,600	Cox Communications Inc. (b)	119
1,000	eBay Inc. (b)	93
2,400	Harrah’s Entertainment Inc. (b)	95
6,200	Home Depot Inc.	174
5,200	Metro-Goldwyn-Mayer Inc. (b)	58
5,600	RadioShack Corp.	133
5,100	Sears, Roebuck & Co.	145
41,300	Wal-Mart de Mexico Sa	105
Consumer Staples (4%)
3,800	Anheuser-Bush Cos.	189
3,000	Dean Foods Co. (b)	131
1,500	Whole Foods Market Inc. (b)	89
Energy (2%)
1,600	Kerr-McGee Corp.	67
6,266	XTO Energy	122
Financials (9%)
1,600	Commerce Bancorp Inc.	65
3,500	Doral Financial Corp.	140
2,900	F.N.B. Corp.	88
1,200	Fifth Third Bancorp	59
2,200	Hartford Financial Services Group	90
3,300	New York Community Bancorp Inc.	115
1,100	SLM Corporation	123
1,300	Student Loan Corp.	139
900	XL Capital Ltd	74
Health Care (16%)
2,400	Amgen Inc.	147
1,600	Boston Scientific Corp. (b)	69
5,500	Cytyc Corp. (b)	73
1,700	Genentech Inc. (b)	65
4,500	Health Mgmt Associates Inc. - A	77
2,500	Medimmune Inc. (b)	88
1,900	Patterson Dental (b)	76
3,000	St. Jude Medical Inc. (b)	157
4,900	Steris Corp. (b)	111
1,800	Stryker	121
1,600	Teva Pharmaceutical Industries Ltd. - ADR	75
3,300	Triad Hospitals (b)	73
3,100	Varian Medical System Inc. (b)	167
1,200	Wellpoint Health Network (b)	91
2,900	Zimmer Holdings (b)	136
Industrials (12%)
3,400	Apollo Group - Cl. A (b)	184
2,200	Burlington Resources Inc.	102
3,800	Cintas Corp.	136
2,400	Expeditors International of Washington Inc.	87
4,100	General Electric Co.	121
4,700	Halliburton Co.	101

Principal or Shares	Security Description	Value (000)

1,500	Jacobs Engineering Group (b)	$62
2,500	Kinder Morgan Inc.	117
1,300	L-3 Communications Holdings Inc. (b)	58
9,300	Southwest Airlines	148
Materials (1%)
6,100	Gold Fields Limited - ADR	62
Exchange Traded Funds (9%)
16,900	NASDAQ-100 SHARES	464
4,700	S & P 500 Depository Receipt	432
Technology (23%)
5,000	Actvision Inc. (b)	76
14,100	Adaptec Inc. (b)	96
3,600	Adobe Systems	124
2,500	AdvancePCS (b)	75
4,000	Amdocs Ltd.	71
4,000	Analog Devices Inc. (b)	133
7,700	Applied Materials (b)	112
7,400	Cisco Systems Inc. (b)	111
22,900	Corning Inc. (b)	124
11,100	Cypress Semiconductor Corp. (b)	97
2,100	Electronic Arts Inc. (b)	125
4,900	Fairchild Semiconductor (b)	58
1,300	Hotels.com (b)	93
1,000	Infosys Technologies Ltd.	41
5,600	Intel Corp.	103
3,600	Mircosoft Corp.	92
5,900	NVIDIA Corp. (b)	84
11,400	Oracle Corp. (b)	135
13,400	Pmc Sierra Inc. (b)	110
23,700	Sun Microsystems Inc. (b)	78
1,800	Symantec Corp. (b)	79
9,300	Taiwan Semiconductor Manufacturing Co. Ltd.	78
1,900	Wipro Ltd. - ADR	40
Telecommunicatons (2%)
12,800	Compania de Telecomunicaciones de Chile S.A.	147
Utilities (1%)
2,300	Questar Corp.	70

Total Common Stocks		8,894
Purchased Call Options (0%)
480	General Electric Co. 6/03	38
Investment Companies (9%)
878,546	Bunker Hill Money Market Fund*	879

Total (Cost - $9,719) (a) (103%)		9,811
Liabilities in excess of Other Assets (-3%)		(366)

Net Assets (100%)		$9,445

*	Affiliated Investment

9	Paydenfunds

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$855
Unrealized depreciation	(763)

Net unrealized appreciation	$92

(b)	Non-income producing security.

See notes to financial statements.

Semi-Annual Report	10

The Fund seeks long-term capital appreciation by generally investing in stocks of small capitalization U.S. companies with superior growth potential and up to 20% in foreign corporations.

Top 5 Equity Holdings

Harbor Florida Bancshares Inc.	2.3%
FTI Consulting	2.2%
Pan Pacific Retail Properties Inc.	2.2%
Terex Corp.	2.1%
Oak Technology Inc.	2.0%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Common Stocks (97%)
Consumer Discretionary (8%)
7,100	Chico’s FAS (b)	$173
4,000	Penn National Gaming Inc. (b)	78
3,800	Ryland Group	206
3,500	Sonic Corp. (b)	95
13,900	Spanish Broadcasting System - Cl. A (b)	107
9,500	Too Inc. (b)	176
Consumer Staples (3%)
3,700	American Italian Pasta Co. (b)	163
2,400	Performance Food Group Co. (b)	84
Energy (3%)
6,800	Comstock Resources Inc.	76
6,500	Frontier Oil	110
3,700	Oceaneering International Inc. (b)	84
Financial (14%)
4,700	Connecticut Bancshares Inc.	201
7,300	Dime Community Bancshares	168
5,800	Flagstar Bancorp Inc.	192
8,800	Harbor Florida Bancshares Inc.	234
2,300	Hilb, Rogal & Hamilton	82
6,900	MCG Capital Corp.	74
5,900	Mid-Atlantic Realty Trust	109
5,800	Ohio Casualty Corp. (b)	73
5,700	Pan Pacific Retail Properties Inc.	223
2,640	Texas Regional Bancshares - Cl. A	96
Health Care (17%)
4,000	American Pharmaceutical Partners Inc. (b)	93
6,500	AmSurg Corp. (b)	169
6,000	Centene Corp. (b)	192
13,500	Cholestech Corp. (b)	156
3,100	Eon Labs Inc. (b)	95
3,600	ICU Medical Inc.	114
2,200	IDEXX Laboratories Inc. (b)	86
6,800	Integra Lifesciences Holding (b)	182
6,900	Intermune Inc. (b)	140
13,400	Option Care (b)	125
4,600	Possis Medical Inc. (b)	88
5,500	SangStat Medical	69
2,300	Taro Pharmaceutical Industries Ltd. (b)	105
8,800	United Surgical Partners International Inc. (b)	163
Industrials (18%)
5,800	Cubic Corp.	113
2,400	Curiss-Wright Corp.	145
5,000	DRS Technologies (b)	140
2,300	EMCOR Group Inc. (b)	118
2,000	Engineered Support Systems	70
5,000	FTI Consulting (b)	226
4,500	John H. Harland Co.	108
23,100	Korn/Ferry International (b)	159
3,900	Group 1 Automotive Inc. (b)	107
12,000	Nordic American Tanker Shipping Ltd.	164
3,750	Rollins Inc.	91
4,100	Stericycle Inc.	161
12,800	Terex Corp. (b)	212

Principal or Shares	Security Description	Value (000)

2,400	Waste Connections Inc. (b)	$81
Materials (3%)
9,500	Glamis Gold Ltd.	105
12,000	Symyx Technologies (b)	187
Technology (30%)
2,400	Biosite	102
3,900	Checkfree Corp. (b)	107
3,700	Cognizant Technology Solutions Corp. (b)	67
5,400	Digital Insight Corp. (b)	87
3,900	DuPont Photomasks (b)	72
23,400	ESS Technology Inc. (b)	162
6,000	FEI Co. (b)	110
7,900	InfoSpace Inc. (b)	98
5,100	Marcomedia Inc. (b)	64
15,100	McData Corp. (b)	160
15,400	Microsemi Corp. (b)	181
6,400	Microstrategy Inc. - Cl. A (b)	176
42,400	Oak Technology Inc. (b)	207
3,000	OmniVision Technologies Inc.	73
23,200	Pmc Sierra Inc. (b)	191
19,800	Roxio Inc. (b)	104
7,600	SafeNet Inc. (b)	180
4,600	Sandisk Corp. (b)	111
21,100	ScanSoft Inc.	109
24,300	Secure Computing Corp.	139
3,000	Silicon Laboratories Inc. (b)	85
5,600	Take-Two Interactive Software (b)	126
5,600	THQ Inc.	79
20,300	Tradestation Group Inc. (b)	101
18,800	ValueClick Inc.	76
7,100	Veristity Ltd.	83
5,800	02Micro International Ltd.	68
Utilities (1%)
5,100	UGI Corp.	161

Total Common Stocks		10,047
Investment Companies (3%)
257,852	Bunker Hill Money Market Fund*	258

Total (Cost - $9,330) (a) (100%)		10,305
Other Assets, net of Liabilities (0%)		11

Net Assets (100%)		$10,316

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,095
Unrealized depreciation	(120)

Net unrealized appreciation	$975

(b)	Non-income producing security.

11	Paydenfunds

See notes to financial statements.

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition

Commercial Paper	9%
Repurchase Agreements	33%
Corporate Notes	6%
Treasury/Agency	50%
Industrial Companies	2%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Asset Backed Securities (0%)
100,233	Americredit Auto Rec Tr., 1.75%, 10/6/2003	$100
285,883	MMCA Automobile Trust, 1.82%, 10/15/2003 (a)	286
304,450	USAA Auto Owner Trust, 1.78%, 10/15/2003	304
Commercial Paper (9%)
1,500,000	Barclays Funding CP, 1.24%, 6/26/2003	1,497
1,500,000	Glaxosmithkline CP, 1.23%, 7/23/2003	1,496
1,700,000	HBOS Treasury Service CP, 1.25%, 7/24/2003	1,695
1,500,000	Lloyds Tsb Bank CP, 1.25%, 5/6/2003	1,500
1,500,000	Marsh & Mclennan CP, 1.2%, 5/5/2003	1,500
1,500,000	New York Life CP, 1.23%, 5/6/2003	1,500
1,400,000	Quebec Province CP, 1.22%, 7/15/2003	1,396
1,050,000	Royal Bank Of Canada CP, 1.23%, 5/13/2003	1,049
1,700,000	Soc. Gen. CP, 1.21%, 7/15/2003	1,696
1,825,000	UBS Finance CP, 1.23%, 5/7/2003	1,825
1,500,000	Westlab AG, 1.22%, 6/24/2003	1,497
Corporate Notes (6%)
700,000	Allstate Corp., 6.75%, 6/15/2003	705
700,000	Bank One Corp., 5.59%, 2/17/2004	723
700,000	Colgate-Palmolive, 5.27%, 12/1/2003	716
700,000	General Electric Capital, 6.60%, 9/11/2003	714
608,000	Goldman Sachs, 1.59%, 8/18/2003	608
745,000	IBM Credit Corp., 5.15%, 11/10/2003	760
300,000	Merrill Lynch, 5.66%, 2/6/2004	310
600,000	Metlife Insurance, 6.38%, 11/1/2003 (a)	768
750,000	Monument Global Funding, 1.54%, 9/26/2003 (a)	751
750,000	Morgan Stanley Dean Witter, 5.62%, 1/20/2004	772
500,000	Paine Webber Group Inc., 6.45%, 12/1/2003	515
700,000	Procter & Gamble, 5.13%, 9/15/2003	710
700,000	Toyota Mtr. Cred., 5.68%, 11/13/2003	716
1,376,000	Unilever Capital, 6.71%, 11/1/2003	1,410
2,100,000	Wal-Mart Stores, 4.35%, 8/1/2003	2,114
Short Term Investment (0%)
750,000	Rabobank Nederland NY, 3.17%, 11/21/2003	758

Principal or Shares	Security Description	Value (000)

U.S. Government Agency (50%)
3,000,000	FHLB Disc Note, 1.35%, 4/13/2004	$3,000
5,000,000	FHLB Disc Note, 1.39%, 3/8/2004	5,000
20,000,000	FHLMC, 1.19%, 6/12/2003	19,972
8,000,000	FHLMC, 1.39%, 12/4/2003	7,933
21,000,000	FNMA Disc Note, 1.17%, 5/14/2003	20,991
10,000,000	FNMA Disc Note, 1.19%, 7/23/2003	9,972
8,000,000	FNMA Disc Note, 1.2%, 7/16/2003	7,980
20,000,000	FNMA Disc Note, 1.23%, 5/21/2003	19,986
3,000,000	FNMA, 1.36%, 4/19/2004	3,000
Investment Companies (2%)
4,285,209	Dreyfus Treasury Cash Management Fund	4,285

Total (Cost - $132,510) (67%)		132,510
Repurchase Agreements (33%)
64,200,000	Morgan Stanley Tri Party, 1.3%, 5/1/03 (b)	64,200
Other Assets, net of Liabilities (0%)		466

Net Assets (100%)		$197,176

(a)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

(b)	The Morgan Stanley repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value

$1	FHS 205 PO, 0%, 9/1/29	$1
10,896	FFCB, 3.875%, 2/1/05	10,896
1,394	FNR 1997-81 F 1.694, 12/18/04	1,394
6,770	FNR 2001-26 F, 1.518, 6/18/31	6,770
2,251	FNR 2002-77 TF, 2.318%, 12/18/32	2,251
45,642	FNR 2003-38 SA, 6.31%, 3/25/23	45,642

$66,954		$66,954

See notes to financial statements.

Semi-Annual Report	12

The Fund seeks a total return greater than a money market fund with the preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity of one and one-half years.

Credit Quality

AAA	76%
AA	8%
A	13%
BBB	3%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Asset Backed Securities (25%)
219,966	Ace Rv & Marine Trust, 4.85%, 4/21/08	$220
2,000,000	Associates Credit 2000-1 B, 1.66%, 5/17/06	2,000
2,000,000	Associates Credit Card Trust 2000-2 B, 1.66%, 9/18/06	2,000
5,410,126	Capital Auto Receivables Asset Trust, 1.71%, 1/18/05	5,416
2,100,000	Citibank Credit Card Issuance Trust, 1.623%, 3/7/08	2,100
1,467,168	Daimler Chrysler Auto Trust 2.90%, 12/6/04	1,474
7,000,000	Discover Card Master Trust 5.85%, 1/17/06	7,066
2,000,000	Distribution Financial Services Floorplan Master, 1.70%, 4/15/07	2,000
1,000,000	First USA Credit Card Master Trust, 2.28%, 11/20/06	1,001
4,000,000	Fleet Credit Card Master Trust, 3.86%, 3/15/07	4,128
690,524	Ford Credit Auto Owner Trust, 6.62%, 07/15/04	697
1,086,552	Household Automotive Trust, 7.05%, 2/17/05	1,095
600,000	Household Private Label Credit Card Master, 4.95%, 6/16/08	3,127
2,000,000	MBNA Master Credit Card Trust, 5.65%, 2/15/06	2,032
1,440,000	MBNA Master Credit Card Trust, 6.35%, 12/15/06	1,525
3,582,178	Morgan Stanley ABS Capital, 1.57%, 11/25/32	3,584
6,850,000	Nationsbank Credit Card Master Trust, 6.00%, 12/15/05	7,050
2,109,002	Nissan Auto Receivables Owner Trust, 4.31%, 5/16/05	2,136
1,513,386	Peoplefirst.com Auto Receivables Owner Trust, 7.405%, 12/15/06	1,523
1,263,929	Provident Bank Equipment Lease Trust 2000-1A C, 2.17%, 11/25/11 (b)	1,261
4,800,000	Volkswagen Auto Lease Trust, 1.77%, 2/20/05	4,809
1,339,851	World Omni Auto Receivables Trust, 5.30%, 2/20/05	1,355
Commercial Paper (4%)
2,000,000	Glaxosmith, Commercial Paper, 1.23%, 7/23/03	1,994
2,000,000	HBOS TSY Service, Commercial Paper, 1.25%, 7/24/03	1,994
898,000	Norfolk Southern Corp, Commercial Paper, 1.849%, 7/7/03	898
2,000,000	Societe Generale N America, Commercial Paper, 1.215%, 7/15/03	1,995
2,000,000	UBS Commercial Paper, 1.215%, 5/6/03	2,000
Corporate Bonds (19%)
2,095,000	Alabama Power Co., 1.41%, 12/29/03	2,095
2,000,000	American Express Credit, 1.431%, 12/16/04 (c)	2,000
2,000,000	Bank One Corp., 1.54%, 2/27/06 (c)	2,003
1,048,000	British Telecom Plc, 2.554%, 12/15/03	1,052
1,795,000	Countrywide Home Loan 1.858%, 10/01/03	1,797
1,900,000	General Electric Cap. Corp., 1.55%, 2/3/06	1,902
900,000	General Motors Acceptance Corp., 3.339%, 3/4/05 (c)	899
1,500,000	Goldman Sachs Group Inc., 1.50%, 4/20/06	1,499
1,995,000	IBM Corp., 1.443%, 9/10/04	1,997
2,000,000	International Lease Finance Corp., 2.51%, 8/1/05	2,000
900,000	Masco Corp., 6.00%, 5/03/04	936
898,000	MBNA Corp., 2.231%, 6/13/03	897
1,750,000	Merrill Lynch & Co., 1.73%, 1/13/06	1,759
1,800,000	Metropolitan Life Insurance Co., 6.30%, 11/1/03 (b)	1,843
1,800,000	Morgan Stanley Group, 1.57%, 3/27/06 (c)	1,798
1,995,000	Pepsi Bottling Holdings Inc., 5.375%, 2/17/04 (b)	2,055

Principal or Shares	Security Description	Value (000)

998,000	Safeway Inc., 3.625%, 11/05/03	$1,003
1,800,000	SLM Corp., 1.52%, 1/25/06 (c)	1,798
1,788,000	Southtrust Bank, 1.42%, 5/24/04 (c)	1,790
1,040,000	Toyota Motor Credit, 5.625%, 11/13/03	1,063
2,005,000	U.S. Bancorp, 1.409%, 9/16/05	2,005
1,995,000	Wachovia Bank, 1.368%, 10/29/04	1,995
2,000,000	Wal-Mart Stores, 1.298%, 2/22/05 (c)	1,998
1,266,000	Walt Disney, 5.25% 11/10/03	1,287
1,500,000	Washington Mutual Bank, 1.67%, 7/25/06 (c)	1,504
1,900,000	Wells Fargo & Co, 1.439%, 3/3/06	1,900
Mortgage Backed Securities (21%)
800,581	Bear Stearns ARM 2001-1 A3, 5.346%, 12/15/40	811
12,100,000	Bear Stearns Asset Backed Securities Inc., IO, 8.00%, 2/25/04	620
2,724,785	FHLMC #2239, 1.76%, 3/15/24	2,738
2,996,888	FHLMC #846423, 4.534%, 5/1/25	3,118
452,239	FHLMC, 1.82%, 9/20/25	453
1,328,172	FHR # 2395 FT, 1.76%, 12/15/31	1,334
1,166,182	FNMA #323682, 4.086%, 8/1/27	1,206
1,657,368	FNMA #543364 ARM, 4.144%, 5/1/21	1,707
2,493,242	FNMA #613633, 2.547%, 10/01/26	2,543
2,143,334	FNMA ARM, 6.051%, 4/1/28	2,233
10,400,000	FNMA TBA, 6.00%, 5/1/18 (d)	10,897
697,647	FNMA, 1.47%, 2/25/18	697
4,000,000	FNMA, 5%, 3/25/10	4,150
5,500,000	GMAC 2001-HE1A, Interest Only, 8.00%, 9/25/03	140
2,463,236	GNMA, 1.761%, 11/16/29	2,474
2,971,501	MLCC Mortgage Investors Inc., 1.69%, 3/25/28	2,978
2,062,500	Residential Asset Mortgage Products, IO, 8%, 2/25/04	103
2,400,000	Residential Asset Securitization Trust, IO, 6.00%, 2/25/04	81
3,366,215	Sequoia Mortgage Trust, 1.729%, 10/20/27	3,366
929,428	Structured Asset Mortgage Investments Inc., 5.044%, 3/25/32	943
2,427,413	UMSC 1994-1 AM, 4.094%, 6/25/32	2,427
1,454,104	WAMU 2002-AR19 A2, 2.486%, 2/25/33	1,463
1,992,284	Washington Mutual, 3.435%, 12/25/40	1,999
U.S. Government Agency (28%)
5,000,000	FHLMC, 3.875%, 6/27/05	5,019
3,000,000	FHLMC, 4.50%, 6/15/03	3,011
5,000,000	FNMA Discount Note, 1.165%, 6/25/03	4,988
4,500,000	FNMA Discount Note, 1.165%, 7/2/03	4,494
5,000,000	FNMA Discount Note, 1.17%, 5/30/03	4,994
5,685,000	FNMA Discount Note, 1.175%, 10/22/03	5,657
2,000,000	FNMA Discount Note, 1.175%, 5/9/03	2,000
19,000,000	FNMA Discount Note, 1.18%, 7/9/03	18,953
4,390,000	FNMA, 2.65%, 2/13/06	4,406
4,000,000	FNMA, 3.78%, 8/9/04	4,000
4,734,000	FNMA, 5.125%, 2/13/04	4,879
1,000,000	FNMA, 5.50%, 7/18/06	1,008
U.S. Treasury (4%)
10,000,000	U.S. Treasury Note, 1.50%, 2/28/05	10,013

13	Paydenfunds

Principal or Shares	Security Description	Value (000)

Investment Companies (3%)
6,099,107	Bunker Hill Money Market Fund*	$6,099

Total (Cost - $237,368) (a) (104%)		237,357
Liabilities in excess of Other Assets (-4%)		(9,296)

Net Assets (100%)		$228,061

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$454
Unrealized depreciation	(465)

Net unrealized depreciation	$(11)

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

(c)	All or a portion of the security is held by the custodian in a segregated account.

(d)	Security was purchased on a delayed delivery basis.

See notes to financial statements.

Semi-Annual Report	14

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity of three years.

Credit Quality

AAA	68%
AA	14%
A	13%
BBB	3%
BB	2%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Asset Backed Securities (13%)
2,200,000	Associates Credit 2000-1 B, 1.66%, 5/17/06	$2,200
185,306	Banc Of America Commercial Mortgage Inc., 6.801%, 7/15/04	189
1,550,000	Capital One Auto Finance Trust, 2001-A A4, 5.40%, 5/15/08	1,643
1,000,000	Capital One Master Trust 4.55%, 2/15/08	1,035
600,000	Chase Funding Mortgage Asset Backed 5.039%, 12/25/23	1,049
3,300,000	Chase Manhattan Auto Owner Trust 5.07%, 2/15/08	3,479
5,300,000	Countrywide Asset-Backed Certificates, 1.618%, 6/25/33	5,300
233,397	CS First Boston Mortgage Securities 97-C2, 6.40%, 2/17/04	234
2,550,000	Distribution Financial Services Floorplan Master, 1.70%, 4/15/07	2,550
1,200,000	First USA Credit Card Master Trust, 2.28%, 11/20/06	1,201
4,250,000	Honda Auto Receivables Owner Trust, 2.48%, 7/18/08	4,282
1,100,000	MMCA Automobile Trust 7.55%, 4/15/06	1,104
811,758	Morgan Stanley Capital, 6.22%, 6/03/30	856
1,500,000	WFS Financial Owner Trust, 5.18%, 3/20/09	1,584
5,250,000	World Omni Auto Receivables Trust, 2.58%, 9/15/09	5,279
Corporate Bonds (28%)
1,200,000	Abbey National First Capital, 8.20%, 10/15/04	1,304
830,000	Abbey National PLC, 6.69%, 10/17/05	918
1,280,000	Abbott Laboratories, 5.125%, 7/01/04	1,334
650,000	Allied Waste of North America, 7.875%, 1/01/09	676
1,980,000	Allstate Financial, 7.125%, 9/26/05 (b)	2,208
1,700,000	American Express Credit, 1.431%, 12/16/04	1,700
820,000	American Home Products, 7.90%, 2/15/05	904
1,200,000	Bank of America Corp., 6.625%, 6/15/04	1,269
1,960,000	Bank of Scotland, 2.25%, 5/1/06	1,950
1,000,000	Bank One Corp., 1.54%, 2/27/06	1,001
1,200,000	Bank One Corp., 7.625%, 8/01/05	1,346
1,280,000	BP Capital Markets PLC, 4.00%, 4/29/05	1,336
630,000	British Telecom PLC, 7.875%, 12/15/05	714
2,150,000	Brown-Forman Corp., 2.125%, 3/15/06 (b)	2,142
1,200,000	Caterpillar Financial Service Corp., 2.65%, 1/30/06	1,208
1,500,000	Coca-Cola Co., 4.00%, 6/01/05	1,569
1,200,000	Countrywide Home Loan, 3.50%, 12/19/05	1,229
950,000	DaimlerChrysler NA Hldg., 7.40%, 1/20/05	1,026
950,000	Deutsche Telekom, 8.25%, 6/15/05	1,056
1,200,000	Diageo Capital PLC, 6.125%, 8/15/05	1,313
600,000	Dominion Resources Inc/VA, 7.625%, 7/15/05	667
1,200,000	ERAC USA Finance Co., 6.95%, 1/15/06 (b)	1,308
1,150,000	First Union Corp., 7.55%, 8/18/05	1,291
470,000	Ford Motor Credit 7.50%, 3/15/05	492
600,000	FPL Group Capital Inc., 3.25%, 4/11/06	607
470,000	General Electric Capital 6.80%, 11/01/05	522
400,000	General Motors Acceptance Corp., 3.339%, 3/4/05	400
650,000	Georgia-Pacific Corp., 7.50%, 5/15/06	650
900,000	GMAC, 6.75%, 1/15/06	950
660,000	Goldman Sachs Group Inc., 7.625%, 8/17/05	739
1,200,000	IBM Corp., 1.443%, 9/10/04	1,201

Principal or Shares	Security Description	Value (000)

610,000	Kerr-Mcgee Corp., 5.375%, 4/15/05	$642
650,000	Lyondell Chemical Co., 9.875%, 5/01/07	674
600,000	Masco Corp., 6.00%, 5/03/04	624
1,220,000	Merrill Lynch & Co., 2.94%, 1/30/06	1,234
2,030,000	Metlife Inc., 3.911%, 5/15/05	2,104
1,630,000	Minnesota Mining, 4.15%, 6/30/05	1,714
1,000,000	Morgan Stanley Dean Witter, 7.75%, 6/15/05	1,117
800,000	Morgan Stanley Group, 1.57%, 3/27/06	799
1,200,000	National Rural Utilities, 3.00%, 2/15/06	1,218
350,000	Pacifica Papers Inc., 10.00%, 3/15/09	371
700,000	Paine Webber Group Inc., 6.375%, 5/15/04	735
650,000	Park Place Entertainment Corp., 7.875%, 12/15/05	682
650,000	Penney (JC) Co., 7.60%, 4/01/07	684
1,350,000	Phillips Petroleum 8.50%, 5/25/05	1,524
1,200,000	Procter & Gamble Co., 6.60%, 12/15/04	1,293
600,000	Safeway Inc., 7.25%, 9/15/04	640
1,700,000	Southtrust Bank, 1.42%, 5/24/04	1,702
650,000	Starwood Hotels Resorts, 7.375%, 5/1/07	682
650,000	Tembec Industries Inc., 8.625%, 6/30/09	676
1,820,000	Total Fina Elf S.A., 7.00%, 10/5/05	2,026
2,060,000	Toyota Motor Credit Corp., 4.05%, 11/30/04	2,137
1,780,000	U.S. Bancorp, 2.75%, 3/30/06	1,802
1,500,000	Unilever Capital Corp, 6.875%, 11/1/05	1,667
1,850,000	Verizon Global Funding Corp., 6.75%, 12/01/05	2,060
1,255,000	Viacom Inc., 6.40%, 1/30/06	1,385
2,000,000	Wal-Mart Stores, 1.298%, 2/22/05	1,997
1,776,000	Wells Fargo Co., 7.25%, 8/24/05	1,989
Foreign (2%)
1,300,000	Province of Ontario, 7.00%, 8/04/05	1,445
500,000	Republic of Chile, 5.625%, 7/23/07	531
960,000	Republic of Finland, 7.875%, 7/28/04	1,037
500,000	Russian Federation, 10.00%, 6/26/07	598
500,000	United Mexican States, 8.625%, 3/12/08	596
Mortgage Backed Securities (31%)
12,100,000	Bear Stearns Asset Backed Securities Inc., IO, 7.25%, 2/25/04	620
5,000,000	Crusade Global Trust, 1.409%, 1/17/34	5,000
3,607,674	FHLMC #1B02324, 5.734%, 4/01/32	3,741
247,954	FNMA ARM #514721, 4.506%, 9/1/29	252
10,600,000	FNMA TBA, 5.50%, 5/1/18 (c)	11,021
21,200,000	FNMA TBA, 6.00%, 5/1/18 (c)	22,214
5,600,000	FNMA, 5.50%, 10/25/10	5,684
3,081,339	GNR 2002-76, 1.511%, 1/16/31	3,081
4,300,000	Holmes Financing PLC, 1.44%, 1/15/08	4,300
1,851,699	MARM 2001-1 A1, 5.877%, 9/25/31	1,866
4,300,000	Medallion Trust, 1.476%, 12/21/33	4,300
939,054	Medallion Trust, 1.479%, 12/18/31	939
3,503,576	Mellon Residential Funding Corp., 1.74%, 8/15/32	3,504
4,952,501	MLCC Mortgage Investors Inc., 1.69%, 3/25/28	4,963
4,500,000	Permanent Financing PLC, 1.48%, 9/10/07	4,500
2,404,439	Sequoia Mortgage Trust, 1.729%, 10/20/27	2,405
U. S. Government Agency (10%)
1,300,000	FHLB, 2.50%, 3/15/06	1,313
1,930,000	FHLMC, 2.875%, 9/15/05	1,976

15	Paydenfunds

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

50,000	FHLMC, 4.25%, 6/15/05	$53
3,240,000	FHLMC, 5.25%, 1/15/06	3,511
10,500,000	FNMA Disc Note, 1.20%, 10/15/03	10,447
3,380,000	FNMA, 2.65%, 2/13/06	3,393
5,000,000	FNMA, 5.5%, 2/15/06	5,462
U.S. Treasury (28%)
21,200,000	U.S. Treasury Note, 1.75%, 12/31/04	21,332
16,090,000	U.S. Treasury Note, 1.50%, 2/28/05	16,111
11,000,000	U.S. Treasury Note, 1.625%, 1/31/05	11,041
2,730,000	U.S. Treasury Note, 5.625%, 2/15/06	3,009
10,720,000	U.S. Treasury Note, 5.75%, 11/15/05	11,779
760,000	U.S. Treasury Note, 5.875%, 11/15/05	837
6,750,000	U.S. Treasury Note, 6.50%, 8/15/05	7,490
Investment Companies (1%)
1,289,410	Bunker Hill Money Market Fund*	1,289

Total (Cost - $280,817) (a) (113%)		282,833
Liabilities in excess of Other Assets (-13%)		(31,973)

Net Assets (100%)		$250,860

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delayed delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,199
Unrealized depreciation	(183)

Net unrealized appreciation	$2,016

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

(c)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation

191	U.S. Treasury 2 Year Note	Jun-03	$41,238	$169

See notes to financial statements.

Semi-Annual Report	16

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. Government Obligations with an average portfolio maturity of less than four years.

Portfolio Composition

Mortgage Backed	27%
Treasury	35%
Agency	37%
Investment Companies	1%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Mortgage Backed Securities (30%)
1,645,606	FHLMC # 1B02324, 5.732%, 4/01/32	$1,706
878,716	FNMA #380459, 6.27%, 7/1/05	907
2,000,000	FNMA TBA, 5.50%, 5/1/18 (b)	2,079
8,080,000	FNMA TBA, 6.00%, 5/1/18 (b)	8,466
2,500,000	FNMA, 5.50%, 10/25/10	2,537
2,797,076	FNMA, 6.00%, 5/25/08	2,871
1,325,158	GNMA, 7.5%, 03/15/15	1,434
1,415,750	GNR 2002-76, 1.569%, 1/16/31	1,416
U.S. Government Agency (40%)
2,420,000	FHLB, 4.125%, 1/14/05	2,526
3,200,000	FHLMC, 4.25%, 6/15/05	3,368
750,000	FNMA Discount Note, 1.175%, 10/22/03	746
1,480,000	FNMA, 2.65%, 2/13/06	1,486
3,500,000	FNMA, 3.25%, 1/15/08	3,544
2,750,000	FNMA, 4.25%, 7/15/07	2,912
3,250,000	FNMA, 4.75%, 1/02/07	3,473
1,950,000	FNMA, 5.00%, 1/15/07	2,121
700,000	FNMA, 5.25%, 6/15/06	764
3,300,000	FNMA, 5.5%, 2/15/06	3,605
3,000,000	FNMA, 6.00%, 12/15/05	3,311
U.S. Treasury (42%)
5,400,000	U.S. Treasury Note, 2.00%, 11/30/04	5,456
2,000,000	U.S. Treasury Note, 3.00%, 2/15/08	2,021
6,050,000	U.S. Treasury Note, 3.50%, 11/15/06	6,307
4,000,000	U.S. Treasury Note, 4.375%, 5/15/07	4,292
5,600,000	U.S. Treasury Note, 5.625%, 2/15/06	6,173
600,000	U.S. Treasury Note, 6.125%, 8/15/07	5,262
Investment Companies (2%)
1,180,110	Bunker Hill Money Market Fund*	1,180

Total (Cost - $78,096) (a) (114%)		79,963
Liabilities in excess of Other Assets (-14%)		(9,796)

Net Assets (100%)		$70,167

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delayed delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,914
Unrealized depreciation	(47)

Net unrealized appreciation	$1,867

(b)	Security was purchased on a delayed delivery basis.

See notes to financial statements.

17	Paydenfunds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage backed securities and other U.S. Government Obligations with no limit on the average portfolio maturity.

Portfolio Composition

GNMA	96%
Investment Companies	4%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Mortgage Backed Securities (149%)
4,695,865	FHLMC #780444, 5.839%, 3/1/33	$4,892
2,963,929	FHLMC #789984, 5.313%, 11/1/32	3,066
2,013,545	FHLMC #846489, 4.156%, 7/1/19	2,087
910,873	FHLMC ARM #1640 FA, 2.113%, 12/15/08	922
3,981,493	FHLMC ARM #789582, 6.109%, 7/01/32	4,133
342,168	FHLMC-GNMA ARM #27 F, 1.775%, 9/25/23	343
755,436	FHR 1256 CB 2.013%, 4/15/22	761
1,000,000	FHR 1695 EF 2.363%, 12/15/2023	1,019
147,443	FNMA ARM #1990-104 F, 2.144%, 9/25/20	150
1,280,777	FNMA ARM #G92-16 F, 1.944%, 3/25/22	1,297
510,521	FNMA ARM #G92-17 F, 2.394%, 3/25/22	523
10,614,313	GNMA #569903, 6.50%, 6/15/32	11,162
3,892,832	GNMA #579765, 6.50%, 9/15/32	4,094
2,380,741	GNMA #780853, 9.00%, 1/15/10	2,651
852,995	GNMA #780900, 8.00%, 7/15/12	922
6,222,286	GNMA #781445, 8.00%, 11/15/31	6,728
1,741,716	GNMA #80346, 6.50%, 11/20/29	1,802
363,483	GNMA #3029, 8.50%, 1/20/31	390
1,564,709	GNMA #473017, 6.50%, 7/15/29	1,647
2,666,065	GNMA #473045, 6.50%, 7/15/29	2,807
2,119,575	GNMA #486704 6.50%, 11/15/28	2,232
1,392,094	GNMA #494839, 6.50%, 6/15/29	1,466
2,892,140	GNMA #507768, 6.50%, 4/15/29	3,045
7,354,809	GNMA #552713, 7.00%, 8/15/32	7,801
283,019	GNMA #563629, 7.00%, 8/15/32	300
2,362,497	GNMA #579079, 7.00%, 12/15/31	2,506
1,154,045	GNMA #780759, 6.50%, 4/15/13	1,235
1,299,261	GNMA #780852, 6.50%, 9/15/13	1,390
6,217,661	GNMA #781288 6.50%, 5/15/31	6,538
7,280,064	GNMA #781468, 6.50%, 7/15/32	7,655
965,295	GNMA #8006, 5.75%, 7/20/22	999
894,263	GNMA #8041, 5.75%, 8/20/22	926
4,938,028	GNMA #80612, 5.50%, 6/20/32	5,066
1,322,642	GNMA #8062%, 5.625%, 10/20/22	1,369
1,608,919	GNMA #8228, 5.75%, 7/20/23	1,666
1,672,578	GNMA #8301, 5.625%, 10/20/23	1,731
1,797,830	GNMA #8339, 5.625%, 12/20/23	1,861
1,066,605	GNMA #8867, 5.625%, 11/20/21	1,104
113,512	GNMA 1998-24 A, 6.50%, 11/20/24	114
1,292,312	GNMA 1999-37 FJ, 1.861%, 10/16/29	1,300
2,758,090	GNMA 2002-24 class FX, 1.861%, 4/16/32	2,768
2,919,814	GNMA 2002-24 FA, 1.811%, 4/16/32	2,929
3,008,826	GNMA 2002-24, 1.861%, 4/16/32	3,019
2,887,658	GNMA 2002-32 WF, 1.77%, 3/20/30	2,891
2,329,330	GNMA 2002-40 class FA, 1.72%, 7/20/28	2,333
5,124,337	GNMA 591551, 7.00%, 7/15/32	5,435
3,074,538	GNMA 8302 5.625%, 10/20/23	3,182
354,250	GNMA II #538131, 7.50%, 10/20/30	376
16,250,000	GNMA TBA, 5.50%, 5/1/33 (b)	16,773
48,200,000	GNMA TBA, 6.00%, 5/1/33 (b)	50,384

Principal or Shares	Security Description	Value (000)

15,640,000	GNMA TBA, 6.50%, 5/1/33 (b)	$16,432
2,000,000	GNMA TBA, 7.00%, 5/1/33 (b)	2,121
7,000,000	GNMA TBA, 7.50%, 5/1/33 (b)	7,470
3,997,929	GNMA, 1.72%, 3/20/29	4,004
3,299,713	GNMA, 1.761%, 11/16/29	3,314
4,897,803	GNMA, 1.861%,11/16/29	4,931
1,081,948	GNMA, 5.625%, 10/20/21	1,120
2,272,424	GNR 2000-9 FH, 1.811%, 2/16/30	2,287
4,360,045	GNR 2002-4 FY, 1.761%, 1/16/32	4,381
3,769,999	GNR 2002-48 FT, 1.511%, 12/16/26	3,769
3,331,177	GNR 2002-76, 1.511%, 1/16/31	3,331
9,951,232	GNSF #578272, 6.50%, 6/15/32	10,464
Investment Companies (6%)
9,356,165	Bunker Hill Money Market Fund *	9,356

Total (Cost - $261,052) (a) (155%)		264,770
Liabilities in excess of Other Assets (-55%)		(93,659)

Net Assets (100%)		$171,111

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,761
Unrealized depreciation	(43)

Net unrealized appreciation	$3,718

(b)	Security was purchased on a delayed delivery basis.

See notes to financial statements.

Semi-Annual Report	18

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing in investment grade U.S. debt securities with no limit on the average portfolio maturity.

Credit Quality

AAA	72%
AA	5%
A	11%
BBB	12%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Asset Backed Securities (26%)
4,363,197	Ameriquest Mortgage Securities Inc., 1.59%, 8/25/32	$4,358
1,400,000	Associates Credit 2000-1 B, 1.71%, 5/17/06	1,400
1,800,000	Associates Credit Card Trust 2000-2 B, 1.68%, 9/18/06	1,800
250,000	Associates Credit Card Trust, 1.405%, 5/17/06	250
1,000,000	Bank One Issuance Trust, 2.27%, 5/15/08	1,001
1,500,000	Bear Stearns Commercial Mortgage Security, 1.90%, 12/03/13 (c)	1,500
500,000	Capital One Master Trust 4.55%, 2/15/08	517
1,100,000	Chase Credit Card Master Trust 2002-2 Class C, 2.24%, 07/16/07	1,100
58,978	Chase Funding Mortgage Loan Asset Backed, 1.54%, 10/25/30	59
4,650,000	Citibank Credit Card Issuance Trust, 5.65%, 6/16/08	5,076
612,355	Commercial, Inc., 1.5%, 11/15/03	612
7,200,000	Countrywide Asset-Backed Certificates, 1.59%, 6/25/33	7,200
7,240,000	Crusade Global Trust, 1.462%, 1/17/34	7,240
200,000	Daimler Chrysler Master Owner Trust, 1.34%, 5/15/07	200
6,300,000	Discover Card Master Trust, 1.43%, 10/16/06	6,301
9,650,000	First National Master Note Trust, 1.40%, 8/15/08	9,661
6,300,000	First USA Credit Card Master Trust, 1.465%, 7/10/06	6,299
1,700,000	Fleet Credit Card Master Trust II, 7.02%, 2/15/08	1,885
7,746,331	FNW 2003-W4 1A1, 2.034%, 8/25/34	7,749
3,125,000	Ford Credit Auto Owner Trust, 4.79%, 11/15/06	3,262
3,855,000	Household Automotive Trust, 5.39%, 8/17/08	4,067
1,067,886	Los Angeles Arena Funding LLC, 7.66%, 12/15/21 (c)	1,167
1,150,000	MBNA Master Credit Card Trust, 2.08%, 12/15/06	1,147
3,962,001	MLCC Mortgage Investors Inc., 1.69%, 3/25/28	3,970
5,641,930	Morgan Stanley ABS Capital, 1.57%, 11/25/32	5,645
182,403	Puma Finance Limited, 1.45%, 3/25/34	182
4,820,000	Rental Car Finance Corp., 1.565%, 8/25/05 (c)	4,819
734,038	Residential Asset Securities Corp., 1.555%, 3/25/32	734
4,700,000	Samsung Capital Auto, 1.68%, 5/23/08 (c)	4,701
133,279	Saxon Asset Securities Trust, 1.57%, 3/25/32	133
1,552,408	SLM Student Loan Trust, 1.403%, 1/25/11	1,553
1,253,909	Structured Asset Notes Transactions, 7.156%, 10/28/03 (c)	1,276
2,628,530	SuperAnnuation Members Home Loan, 1.55%, 12/01/28	2,629
Corporate Bonds (24%)
330,000	ABN AMRO Bank Chicago, 7.25%, 5/31/05	364
809,000	ACE Ltd., 6.00%, 4/01/07	869
860,000	Alcan Inc., 4.875%, 9/15/12	885
250,000	Allete Inc., 2.22%, 10/20/03	250
660,000	American Express Co., 3.75%, 11/20/07	675
930,000	Amuescap PLC, 5.375%, 2/27/13 (c)	924
600,000	Aon Corp., 7.375%, 12/14/12 (c)	683
180,000	AT&T Wireless Services Inc., 8.75%, 3/01/31	224
558,000	Axa, 8.60%, 12/15/30	672
1,360,000	Bank of America Corp., 4.875%, 1/15/13	1,396
780,000	Bank of New York Co. Inc., 3.90%, 9/01/07	805
845,000	Bank One Corp., 6.875%, 8/01/06	956

Principal or Shares	Security Description	Value (000)

1,260,000	Boston Properties Inc., 6.25%, 1/15/13 (c)	$1,351
1,200,000	Bottling Group, 4.625%, 11/15/12 (c)	1,195
1,440,000	Bristol-Myers Squibb, 4.75%, 10/1/06	1,530
1,500,000	British Telecom PLC, 8.875%, 12/15/30	1,995
1,540,000	ChevronTexaco Capital Co., 3.375%, 2/15/08	1,563
480,000	Cincinnati Gas & Electric Co., 5.70%, 9/15/12	512
900,000	Clear Channel Communication, 4.25%, 5/15/09	903
620,000	Comcast Corp., 6.50%, 1/15/15	673
1,479,000	Conoco Funding Co., 7.25%, 10/15/31	1,793
1,255,000	Constellation Energy Group Inc., 6.35%, 4/1/07	1,388
1,760,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,894
836,000	DaimlerChrysler NA Holding Corp., 6.40%, 5/15/06	913
1,160,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	1,198
710,000	Deutsche Bank Financial LLC, 5.375%, 3/2/15	744
770,000	Deutsche Telekom Finance, 8.25%. 6/15/30	952
530,000	Dominion Resources Inc., 6.30%, 3/15/33	552
730,000	Dominion Resources Inc., 8.125%, 6/15/10	881
810,000	DTE Energy Co., 7.05%, 6/1/11	933
760,000	Emerson Electric Co., 4.625%, 10/15/12	770
880,000	ERAC USA Finance Co., 7.35%, 6/15/08 (c)	998
1,160,000	Exelon Generation Co., 6.95%, 6/15/11	1,301
1,320,000	First Union National Bank, 7.80%, 8/18/10	1,609
400,000	Ford Motor Company, 7.45%, 7/16/31	356
820,000	Ford Motor Credit 6.875%, 02/01/2006	848
1,075,000	France Telecom, 10.00%, 3/01/31	1,430
1,605,000	Gannett Co. Inc., 5.50%, 4/01/07	1,757
1,070,000	General Electric Capital Corp., 4.25%, 1/15/08	1,114
900,000	General Electric Co., 5.00%, 2/1/13	930
820,000	General Mills Inc., 5.125%, 2/15/07	883
300,000	General Motors Acceptance Corp., 6.125%, 2/01/07	311
1,736,000	General Motors Acceptance Corp., 6.125%, 9/15/06	1,801
1,770,000	General Motors Acceptance Corp., 8.00%, 11/01/31	1,844
1,070,000	Goldman Sachs Group Inc., 1.50%, 4/20/06	1,069
1,740,000	Goldman Sachs Group Inc., 6.125%, 2/15/33	1,799
1,605,000	IBM Corp., 4.875%, 10/01/06	1,727
1,605,000	International Paper Co., 6.75%, 9/01/11	1,820
1,600,000	Int'l Lease Finance Corp., 4.00%, 1/17/06	1,624
1,025,000	Kinder Morgan Energy Partners, 7.125%, 3/15/12	1,194
1,500,000	Kredit Fuer Wiederauf, 3.375%, 1/23/08	1,524
650,000	M & T Bank, 3.85%, 4/1/13	654
1,700,000	Marsh & McLennan Cos. Inc., 5.375%, 3/15/07	1,834
470,000	Masco Corp., 4.625%, 8/15/07	484
1,310,000	MBNA America Bank, 5.375%, 1/15/08	1,377
1,060,000	MBNA Corp., 6.125%, 3/1/13 (c)	1,105
760,000	Mellon Funding Corp., 5.00%, 12/1/14	790
540,000	Metlife Inc., 3.911%, 5/15/05	560
1,710,000	Morgan Stanley, 5.30%, 3/1/13	1,774
1,650,000	Pemex Master Trust, 7.875%, 2/01/09 (c)	1,877
1,120,000	Petronas Capital Ltd., 7.875%, 5/22/22 (c)	1,233
1,530,000	PHH Corp., 6.00%, 3/1/08	1,603
360,000	POTASH CORP. of Saskatchewan Inc., 4.875%, 3/01/13	358
249,000	Pulte Homes Inc., 6.25%, 2/15/13	269
1,340,000	Royal Bank of Scotland, 5.00%, 10/01/14	1,377
835,000	Safeway Inc., 6.50%, 3/1/11	917

19	Paydenfunds

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

1,615,000	Simon Property Group LP, 6.375%, 11/15/07	$1,768
1,560,000	SLM Corp., 3.625%, 3/17/08	1,572
870,000	Sprint Capital Corp., 8.375%, 3/15/12	968
1,735,000	Target Corp., 6.35%, 1/15/11	1,967
1,630,000	TXU Energy Co., 7.00%, 3/15/13 (c)	1,799
880,000	U.S Bancorp, 3.95%, 8/23/07	908
1,410,000	Union Pacific Corp., 3.875%, 2/15/09	1,410
507,000	United Utilities PLC, 6.875%, 8/15/28	525
1,695,000	Valero Energy Corp., 6.125%, 4/15/07	1,812
1,510,000	Verizon Global Funding Corp., 4.00%, 1/15/08	1,544
1,610,000	Viacom Inc., 5.625%, 8/15/12	1,743
960,000	Vodafone Group, 3.95%, 1/30/08	984
415,000	Washington Mutual Fin Corp., 6.25%, 5/15/06	457
1,940,000	Wells Fargo Co., 3.50%, 4/4/08	1,959
Foreign (0%)
280,000	Republic of Chile, 5.50%, 1/15/13	287
1,005,000	United Mexican States, 6.375%, 1/16/13	1,053
Mortgage Backed Securities (42%)
16,891,505	FHLMC #1B0604, 4.608%, 12/1/32	17,398
2,213,620	FHR # 2395 FT, 1.76%, 12/15/31	2,224
47,720,000	FNMA TBA, 5.00%, 7/1/18 (b)	48,779
11,020,000	FNMA TBA, 5.50%, 5/1/33 (b)	11,320
22,800,000	FNMA TBA, 5.50%, 6/1/18 (b)	23,662
5,000,000	FNMA TBA, 6.50%, 5/1/33 (b)	5,223
12,870,000	FNMA TBA, 7.00%, 5/1/33 (b)	13,598
11,520,000	FNMA TBA, 7.50%, 5/1/33 (b)	12,276
2,946,646	GNMA #781288 6.50%, 5/15/31	3,099
23,000,000	GNMA TBA, 6.50%, 5/1/33 (b)	24,164
1,496,284	Option One Mortgage Loan Trust, 1.59%, 6/25/32 (c)	1,497
2,156,110	Washington Mutual 3.557%, 11/25/41	2,156
55,204,383	Washington Mutual, 6.53%, 11/26/07	524
U.S. Government Agency (27%)
23,600,000	FHLB Disc Note, 1.18%, 5/23/03	23,571
2,500,000	FHLMC, 1.19%, 6/19/03	2,497
6,000,000	FHLMC, 1.22%, 5/22/03	5,993
7,520,000	FHLMC, 3.875%, 2/15/05	7,821
4,910,000	FHLMC, 4.50%, 1/15/13	5,014
7,952,000	FHLMC, 4.50%, 8/15/04	8,270
2,205,000	FHLMC, 5.25%, 1/15/06	2,390
3,470,000	FHLMC, 6.25%, 7/15/32	4,004
3,500,000	FNMA Disc Note, 1.17%, 5/15/03	3,500
15,380,000	FNMA Disc Note, 1.19%, 7/16/03	15,343
15,580,000	FNMA, 1.875%, 12/15/04	15,677
7,287,000	FNMA, 3.25%, 1/15/08	7,378
2,710,000	FNMA, 4.75%, 1/02/07	2,896
2,800,000	FNMA, 4.75%, 2/21/13	2,832
U.S. Treasury (15%)
6,340,000	U.S. Treasury Bond, 6.125%, 11/15/27	7,459
4,730,000	U.S. Treasury Bond, 6.25%, 8/15/23	5,602
5,390,000	U.S. Treasury Bond, 8.00%, 11/15/21	7,561
19,240,000	U.S. Treasury Note, 4.375%, 5/15/07	20,645
15,460,000	U.S. Treasury Note, 4.875%, 2/15/12	16,761
Investment Companies (1%)
4,989,997	Bunker Hill Money Market Fund*	4,990

Total (Cost - $520,934) (a) (135%)		528,967
Liabilities in excess of Other Assets (-35%)		(135,838)

Net Assets (100%)		393,129

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,184
Unrealized depreciation	(151)

Net unrealized appreciation	$8,033

(b)	Security was purchased on a delayed delivery basis.

(c)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation

AOL Time Warner	Dec-04	$1,500	$33
Bellsouth Corp.	Sep-05	1,250	22
Lockheed Martin Corp.	Aug-05	1,250	12
Mexico Credit	Aug-04	1,000	18

		$5,000	$85

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation

Assets:
05/05/2003	Austrailian Dollar (Buy)	0.6252	$5,589	$237

See notes to financial statements.

Semi-Annual Report	20

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade income producing securities from U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality

AAA	49%
AA	5%
A	14%
BBB	14%
BB or below	18%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Asset Backed Securities (15%)
1,200,000	Associates Credit 2000-1 B, 1.66%, 5/17/06	$1,200
1,800,000	Bear Stearns Commercial Mortgage Security, 1.90%, 12/03/13 (c)	1,800
900,000	Chase Credit Card Master Trust 2002-2 Class C, 2.21%, 07/16/07	900
1,400,000	Citibank Credit Card Issuance Trust, 1.6225%, 3/7/08	1,400
16,000,000	GMAC 2001-HE1A, Interest Only, 8.00%, 9/25/03	406
2,469,184	Los Angeles Arena Funding LLC, 7.66%,12/15/21 (c)	2,698
1,100,000	MBNA Master CC Trust, 2.603%, 7/15/07 (c)	1,093
6,000,000	Residential Asset Mortgage Products, Interest Only, 8%, 2/25/04	300
7,000,000	Residential Asset Securitization Trust, Interest Only, 6.00%, 2/25/04	236
4,400,000	Samsung Capital Auto, 2.19%, 5/23/08 (c)	4,401
626,954	Structured Asset Notes Transactions, 7.156%, 10/28/03 (c)	638
2,204,574	SuperAnnuation Members Home Loan, 2.06%, 12/01/28	2,205
3,000,000	Washington Mutual, 2.92%, 3/25/33	3,000
Corporate Bonds (41%)
230,000	ABN AMRO Bank Chicago, 7.25%, 5/31/05	254
270,000	ACE Ltd., 6.00%, 4/01/07	290
350,000	AK Steel Corp., 7.875%, 2/15/09	313
370,000	Alcan Inc., 4.875%, 9/15/12	381
1,000,000	Allete Inc., 2.179%, 10/20/03	999
350,000	Allied Waste of North America, 7.875%, 1/01/09	364
260,000	American Express Co., 3.75%, 11/20/07	266
350,000	Amerisourcebergen Corp., 8.125%, 9/01/08	386
350,000	Amkor Technology Inc., 9.25%, 2/15/08	375
370,000	Amvescap PLC, 5.375%, 2/27/13 (c)	368
280,000	Aon Corp., 7.375%, 12/14/12 (c)	319
70,000	AT&T Wireless Services Inc., 8.75%, 3/01/31	87
210,000	Axa, 8.60%, 12/15/30	253
350,000	Bally Total Fitness Holding Corp., 9.875%, 10/15/07	320
510,000	Bank of America Corp., 4.875%, 1/15/13	524
340,000	Bank of New York Co. Inc., 3.90%, 9/01/07	351
325,000	Bank One Corp., 6.875%, 8/01/06	368
500,000	Boston Properties Inc., 6.25%, 1/15/13 (c)	536
500,000	Bottling Group, 4.625%, 11/15/12 (c)	498
510,000	Bristol-Myers Squibb Co., 4.75%, 10/1/06	542
300,000	British Sky Broadcasting, 8.20%, 7/15/09	347
570,000	British Telecom PLC, 8.875%, 12/15/30	758
350,000	Chesapekake Energy Corp., 8.125%, 4/01/11	379
530,000	ChevronTexaco Capital Co., 3.375%, 2/15/08	538
200,000	Cincinnati Gas & Electric Co., 5.70%, 9/15/12	213
320,000	Clear Channel Communications, Inc., 4.25%, 5/15/09	321
325,000	Cole National Group, 8.875%, 5/15/12	301
240,000	Comcast Corp., 6.50%, 1/15/15	261
530,000	Conoco Funding Co., 7.25%, 10/15/31	643
520,000	Constellation Energy Group Inc., 6.35%, 4/1/07	575

Principal or Shares	Security Description	Value (000)

315,000	Corus Entertainment Inc., 8.75%, 3/01/12	$339
660,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	710
350,000	CSC Holdings Inc., 8.125%, 7/15/09	372
255,000	DaimlerChrysler NA Holding Corp., 6.40%, 5/15/06	279
430,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	444
325,000	Dana Corp., 9.00%, 8/15/11	354
280,000	Deutsche Bank Financial LLC, 5.375%, 3/2/15	293
340,000	Deutsche Telekom Finance, 8.75%. 6/15/30	420
190,000	Dominion Resources Inc., 6.30%, 3/15/33	198
280,000	Dominion Resources Inc., 8.125%, 6/15/10	338
290,000	DTE Energy Co., 7.05%, 6/1/11	334
350,000	Echostar DBS Corp., 9.375%, 2/01/09	378
290,000	Emerson Electric Co., 4.625%, 10/15/12	294
325,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125% 9/1/08	343
360,000	ERAC USA Finance Co., 7.35%, 6/15/08 (c)	408
310,000	Exelon Generation Co., 6.95%, 6/15/11	348
350,000	Felcor Lodging LP, 9.50%, 9/15/08	351
350,000	Flextronics International Ltd., 9.875%, 7/1/10	394
160,000	Ford Motor Company, 7.45%, 7/16/31	142
320,000	Ford Motor Credit 6.875%, 02/01/2006	331
430,000	France Telecom, 10.00%, 3/01/31	572
640,000	Gannett Co. Inc., 5.50%, 4/01/07	701
460,000	General Electric Capital Corp., 4.25%, 1/15/08	479
340,000	General Electric Co., 5.00%, 2/1/13	351
310,000	General Mills Inc., 5.125%, 2/15/07	334
680,000	General Motors Acceptance Corp., 6.125%, 9/15/06	706
655,000	General Motors Acceptance Corp., 8.00%, 11/01/31	682
1,300,000	Goldman Sachs Group Inc., 1.50%, 4/20/06	1,299
610,000	Goldman Sachs Group Inc., 6.125%, 2/15/33	631
350,000	Grant Prideco Inc., 9.625%, 12/01/07	389
200,000	Graphic Packaging Corp., 8.625%, 2/15/12	209
150,000	Hanger Orthopedic Group Inc., 10.375%, 2/15/09	164
350,000	HMH Properties, 7.875%, 8/01/08	354
300,000	Houghton Mifflin Co., 8.25%, 2/1/11 (c)	320
575,000	IBM Corp., 4.875%, 10/01/06	619
350,000	IMC Global, 10.875%, 6/1/08	398
325,000	Ingles Markets Inc., 8.875%, 12/01/11	333
350,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	389
610,000	International Paper Co., 6.75%, 9/01/11	692
640,000	Int'l Lease Finance Corp., 4.00%, 1/17/06	650
325,000	Isle of Capri Casinos, 8.75%, 4/15/09	344
350,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	364
350,000	K B Home, 9.50%, 2/15/11	387
370,000	Kinder Morgan Energy Partners, 7.125%, 3/15/12	431
350,000	Lyondell Chemical Co., 9.875%, 5/01/07	363
240,000	M & T Bank, 3.85%, 4/1/13	241
350,000	Mandalay Resort Group, 10.25%, 8/1/07	389
650,000	Marsh & McLennan Cos. Inc., 5.375%, 3/15/07	701
210,000	Masco Corp., 4.625%, 8/15/07	216
360,000	MBNA America Bank, 5.375%, 1/15/08	378
400,000	MBNA Corp., 6.125%, 3/1/13	417

21	Paydenfunds

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

200,000	MDP Acquistions PLC, 9.625%, 10/01/12 (c)	$219
290,000	Mellon Funding Corp., 5.00%, 12/1/14	302
300,000	Meristar Hospitality Corp., 9.00%, 1/15/08	287
200,000	Metlife Inc., 3.911%, 5/15/05	207
610,000	Morgan Stanley, 5.30%, 3/1/13	633
350,000	Norske Skog Canada Ltd., 8.625%, 6/15/11	375
350,000	Owens & Minor Inc., 8.50%, 7/15/11	385
350,000	Owens-Brockway Glass Containers, 8.875%, 2/15/09	378
325,000	Panamsat Corp., 8.50%, 2/01/12	353
100,000	Park Place Entertainment, 8.125%, 5/15/11	106
710,000	Pemex Master Trust, 7.875%, 2/01/09 (c)	808
150,000	Pemex Project Funding, 8.50%, 2/15/08	174
300,000	Penney (JC) Co. Inc., 8.00%, 3/1/10	320
360,000	Petronas Capital Ltd., 7.875%, 5/22/22 (c)	396
150,000	Petronas, 7.75%, 8/15/15	174
535,000	PHH Corp., 6.00%, 3/1/08	560
350,000	Pierce Leahy, 8.125%, 5/15/08	363
300,000	Pogo Producing, 8.75%, 2/15/09	310
140,000	Potash Corp. of Saskatchewan Inc., 4.875%, 3/01/13	139
90,000	Pulte Homes Inc., 6.25%, 2/15/13	97
325,000	Regal Cinemas Inc., 9.375%, 2/01/12	360
50,000	Republic of Philippines, 9.875%, 1/15/19	52
440,000	Royal Bank of Scotland Group PLC, 5.00%, 10/01/14	452
350,000	Ryland Group, 8.00%, 8/15/06	374
340,000	Safeway Inc., 6.50%, 3/1/11	374
350,000	Scotts Company, 8.625%, 1/15/09	371
350,000	Sequa Corp., 9.00%, 8/1/09	364
350,000	Service Corp Intl., 7.70%, 4/15/09	359
560,000	Simon Property Group LP, 6.375%, 11/15/07	613
350,000	Six Flags Inc., 9.50%, 2/01/09	361
560,000	SLM Corp., 3.625%, 3/17/08	564
350,000	Solectron Corp., 9.625%, 2/15/09	380
250,000	Sonic Automotive Inc., 5.25%, 5/07/09	223
350,000	Spanish Broadcasting Systems, 9.625%, 11/1/09	379
310,000	Sprint Capital Corp., 8.375%, 3/15/12	345
350,000	Station Casinos, 8.875%, 12/01/08	369
350,000	Stone Container, 9.75%, 2/01/11	394
680,000	Target Corp., 6.35%, 1/15/11	771
350,000	Tembec Industries Inc., 8.625%, 6/30/09	364
350,000	Toll Brothers Inc., 8.25%, 2/1/11	378
350,000	Tricon Global Restaurant, 8.875%, 4/15/11	406
300,000	TRW Automotive Inc, 9.375%, 2/15/13 (c)	328
580,000	TXU Energy Co., 7.00%, 3/15/13 (c)	640
350,000	U.S Bancorp, 3.95%, 8/23/07	361
540,000	Union Pacific Corp., 3.875%, 2/15/09	540
350,000	Unisys Corp., 6.875%, 3/15/10	369
350,000	United Auto Group Inc., 9.625%, 3/15/12	369
200,000	United Utilities PLC, 6.875%, 8/15/28	207
640,000	Valero Energy Corp., 6.125%, 4/15/07	684
300,000	Venetian Casino / LV Sands, 11.00%, 6/15/10	330
350,000	Ventas Realty Lp/Ventas Capital Corp, 9.00%, 5/1/12	380
590,000	Verizon Global Funding Corp., 4.00%, 1/15/08	603
580,000	Viacom Inc., 5.625%, 8/15/12	628
380,000	Vodafone Group PLC, 3.95%, 1/30/08	390
540,000	Wachovia Bank NA, 7.80%, 8/18/10	658
500,000	Washington Mutual Fin Corp., 6.25%, 5/15/06	550
680,000	Wells Fargo Co., 3.50%, 4/4/08	687
350,000	Williams Scotsman Inc., 9.875%, 6/01/07	350
Foreign (5%)
100,000	CODELCO, 6.375%, 11/30/12 (c)	106
150,000	Grupo Televisa Sa, 8.50%, 3/11/32	151
350,000	Malaysia, 7.50%, 7/15/11	410
200,000	Ministry of Finance Russia,3.00%, 5/14/06	191
271,429	Republic of Bulgaria, 2.69%, 7/28/12	260

Principal or Shares	Security Description	Value (000)

200,000	Republic of Bulgaria, 8.25%, 1/15/15	$225
150,000	Republic of Chile, 5.50%, 1/15/13	154
475,000	Republic of Columbia, 10.00%, 1/23/12	527
375,000	Republic of Panama, 9.625%, 2/8/11	427
350,000	Republic of Peru, 4.50%, 3/7/17	291
200,000	Republic of Peru, 9.125%, 2/21/12	219
200,000	Republic of Philippines, 9.50%, 10/21/24	220
150,000	Republic of Philippines, 9.875%, 1/15/19	152
200,000	Republic of South Africa, 7.375%, 4/25/12	225
200,000	Romania, 10.625%, 6/27/08	269
250,000	Russian Federation, 12.75%, 6/24/28	385
750,000	Russian Federation, 5.00%, 3/31/30 (c)	671
448,002	Ukraine Government, 11.00%, 3/15/07	502
250,000	United Mexican States, 11.375%, 9/15/16	357
290,000	United Mexican States, 6.375%, 1/16/13	304
350,000	United Mexican States, 8.30%, 8/15/31	395
250,000	United Mexican States, 9.875%, 2/1/10	318
Mortgage Backed Securities (34%)
6,792,716	FHLMC #1B0604, 4.609%, 12/1/32	6,997
2,656,343	FHR # 2395 FT, 1.76%, 12/15/31	2,669
9,100,000	FNMA TBA, 5.00%, 7/1/18 (b)	9,302
3,810,000	FNMA TBA, 5.50%, 5/1/33 (b)	3,914
7,600,000	FNMA TBA, 5.50%, 6/1/18 (b)	7,887
4,055,000	FNMA TBA, 7.00%, 5/1/33 (b)	4,284
3,810,000	FNMA TBA, 7.50%, 5/1/33 (b)	4,060
3,002,243	GNMA #781288 6.50%, 5/15/31	3,157
4,580,000	GNMA TBA, 6.50%, 5/1/33 (b)	4,812
43,703,470	Washington Mutual, 0.653%, 11/26/07	415
U.S. Government Agency (8%)
7,830,000	FHLB Discount Note, Zero Coupon, 5/23/03	7,820
1,610,000	FHLMC, 4.50%, 8/15/04	1,674
1,300,000	FNMA, 3.25%, 1/15/08	1,316
U.S. Treasury (14%)
2,300,000	U.S. Treasury Bond, 6.125%, 11/15/27	2,706
1,720,000	U.S. Treasury Bond, 6.25%, 8/15/23	2,037
1,410,000	U.S. Treasury Bond, 8.00%, 11/15/21	1,978
6,980,000	U.S. Treasury Note, 4.375%, 5/15/07	7,490
5,610,000	U.S. Treasury Note, 4.875%, 2/15/12	6,082
Investment Companies (6%)
8,372,820	Bunker Hill Money Market Fund*	8,373

Total (Cost—$165,469) (a) (123%)		170,625
Liabilities in excess of Other Assets (-23%)		(32,326)

Net Assets (100%)		$138,299

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,356
Unrealized depreciation	(380)

Net unrealized appreciation	$5,156

(b)	Security was purchased on a delayed delivery basis.

(c)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Semi-Annual Report	22

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation

AOL Time Warner	Dec-04	$500	$11
Mexico Credit	Aug-04	4,100	75
Bellsouth Corp.	Sept-05	1,000	18
Lockheed Martin Corp.	Aug-05	1,000	9

		$6,600	$113

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)

Assets:
05/05/2003	Austrailian Dollar (Buy)	0.6252	$2,033	$86
Liabilities:
05/29/2003	Euro (Sell)	1.1146	$293	$(3)

See notes to financial statements.

23	Paydenfunds

The Fund seeks high current income and capital appreciation by generally investing in below investment grade income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality

AAA	5%
BBB	2%
BB	32%
B or below	61%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

Corporate Bonds (92%)
Basic Materials (12%)
2,290,000	AK Steel Corp., 7.75%, 6/15/12	$2,027
300,000	AK Steel Corp., 7.875%, 2/15/09	269
1,600,000	Avecia Group Plc, 11.00%, 7/1/09	1,448
1,700,000	Buckeye Technologies Inc., 8.00%, 10/15/10	1,581
2,000,000	Compass Minerals Group, 10.00%, 8/15/2011	2,205
3,100,000	Equistar Chemicals, 10.125% 9/1/08	3,271
3,475,000	Ethyl Corp., 8.875%, 5/1/10 (b)	3,597
750,000	Georgia-Pacific Corp., 8.125%, 5/15/11	746
2,790,000	Georgia-Pacific Corp., 9.375%, 2/1/13 (b)	3,076
1,500,000	Huntsman ICI Chemicals, 10.125%, 7/1/09	1,545
2,890,000	IMC Global Inc., 10.875%, 6/1/08	3,284
1,500,000	Ineos Group Holdings Plc, 10.50%, 8/1/10	1,866
2,550,000	Lyondell Chemical Co., 9.875%, 5/01/07	2,646
2,350,000	MDP Acquistions Plc, 9.625%, 10/01/12 (b)	2,573
3,450,000	Norske Skog Canada Ltd., 8.625%, 6/15/11	3,692
2,250,000	Stone Container Corp., 9.75%, 2/01/11	2,531
100,000	Tembec Industries Inc., 8.50%, 2/1/11	105
2,900,000	Tembec Industries Inc., 8.625%, 6/30/09	3,016
Building & Construction (2%)
2,740,000	D.R. Horton Inc., 8.00%, 2/01/09	2,987
1,540,000	KB Home, 8.625%, 12/15/08	1,679
200,000	KB Home, 9.50%, 2/15/11	221
750,000	Standard Pacific Corp., 7.75%, 3/15/13	769
2,610,000	Toll Brothers Inc., 8.25%, 2/1/11	2,819
Cable Systems (6%)
600,000	CSC Holdings Inc., 7.25%, 7/15/08	285
2,730,000	CSC Holdings Inc., 8.125%, 7/15/09	2,901
2,000,000	Directv Holdings, 8.375%, 3/15/13 (b)	2,240
1,325,000	Echostar DBS Corp., 10.375%, 10/01/07	1,484
31,000	Echostar DBS Corp., 9.125%, 1/15/09	35
1,295,000	Echostar DBS Corp., 9.375%, 2/01/09	1,399
2,840,000	Insight Midwest, 10.50%, 11/1/10	3,156
2,940,000	Mediacom LLC/Capital Corp., 9.50%, 1/15/13	3,183
2,647,000	Rogers Communications Inc., 8.875%, 7/15/07	2,743
1,698,000	Young Broadcasting Inc., 10.00%, 3/01/11	1,842
Consumer Cyclicals (14%)
1,000,000	AMC Entertainment Inc., 9.50%, 3/15/09	1,043
2,650,000	Autonation Inc., 9.00%, 8/1/08	2,902
2,925,000	Bally Total Fitness Holding Corp., 9.875%, 10/15/07	2,676
1,000,000	Central Garden & Pet Co., 9.125%, 2/1/13 (b)	1,073
700,000	Cole National Group, 8.625%, 8/15/07	653
1,500,000	Cole National Group, 8.875%, 5/15/12	1,391
1,500,000	Collins & Aikman Products, 10.75%, 12/31/11	1,560
2,965,000	Felcor Lodging LP, 9.50%, 9/15/08	2,972
2,625,000	Host Marriott Corp., 7. 875%, 8/01/08	2,655
875,000	JC Penney Co Inc./New, 8.00%, 3/1/10	932
2,718,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	2,827
3,200,000	Levi Strauss & Co., 12.25%, 12/15/12 (b)	2,704
1,850,000	Meristar Hospitality Corp., 9.00%, 1/15/08	1,767
2,200,000	Regal Cinemas Inc., 9.375%, 2/01/12	2,437
30,000	Royal Caribbean Cruises Ltd., 7.25%, 3/15/18	26
2,500,000	Royal Caribbean Cruises Ltd., 8.75%, 2/02/11	2,550
900,000	Russell Corp., 9.25%, 5/1/10	977

Principal or Shares	Security Description	Value (000)

1,125,000	Saks Inc., 8.25%, 11/15/08	$1,226
2,575,000	Scotts Co., 8.625%, 1/15/09	2,729
2,100,000	Six Flags Inc., 8.875%, 2/01/10	2,142
500,000	Six Flags Inc., 9.50%, 2/01/09	516
1,250,000	Sonic Automotive Inc., 5.25%, 5/07/09	1,116
225,000	Starwood Hotels Resorts, 7.375%, 5/1/07	236
2,750,000	Town Sports International, 9.625%, 4/15/11 (b)	2,901
3,010,000	United Auto Group Inc., 9.625%, 3/15/12	3,176
2,000,000	United Industries Corp., 9.875%, 4/1/09 (b)	2,120
Consumer Staples (7%)
2,000,000	American Seafood Group LLC., 10.125%, 4/15/10	2,170
1,000,000	Big Food Group Plc, 9.75%, 6/30.12 (b)	1,390
2,000,000	Carrols Corp., 9.50%, 12/1/08	1,990
1,500,000	Cott Beverages USA Inc., 8.00%, 12/15/11	1,627
2,350,000	Dominos Inc., 10.375%, 1/15/09	2,538
2,665,000	Ingles Markets Inc., 8.875%, 12/01/11	2,732
3,050,000	Pilgrim’s Pride Corp., 9.625%, 9/15/11	3,019
2,340,000	Roundy’s Inc, 8.875%, 6/15/12	2,398
2,250,000	Stater Brothers Holdings, 10.75%, 8/15/06	2,396
2,730,000	Tricon Global Restaurant, 8.875%, 4/15/11	3,167
35,000	Yum! Brands Inc., 7.70%, 7/1/12	39
Energy (6%)
2,950,000	Amerigas Partners/Eagle Financials, 8.875%, 5/20/11	3,160
2,450,000	Chesapekake Energy Corp., 8.125%, 4/01/11 (b)	2,652
871,677	Dresser, Inc., Term Loan, 7.86%, 4/10/09	872
450,000	Frontier Escrow Corp., 8.00%, 4/15/13 (b)	468
2,450,000	Grant Prideco Inc., 9.625%, 12/01/07	2,719
2,250,000	Nuevo Energy Co., 9.50%, 6/01/08	2,362
1,500,000	Peabody Energy Corp., 6.875%, 3/15/13 (b)	1,560
1,250,000	Pogo Producing Co., 10.375%, 2/15/09 (b)	1,375
1,000,000	Pogo Producing Co., 8.75%, 2/15/09	1,032
2,000,000	Trico Marine Services Inc., 8.875%, 5/15/12	1,755
1,550,000	Westport Resources Corp., 8.25%, 11/1/11	1,693
Finance (1%)
2,000,000	Ford Motor Credit Co., 3.228%, 10/25/04	1,936
Gaming (6%)
1,750,000	Ameristar Casinos Inc., 10.75%, 2/15/09	1,969
3,190,000	Boyd Gaming Corp. 7.75%, 12/15/12 (b)	3,318
12,000	Herbst Gaming Inc., 10.75%, 9/1/08 (b)	13
450,000	Herbst Gaming Inc., 10.75%, 9/1/08 (b)	497
1,500,000	Hollywood Entertainment Corp., 9.625%, 3/15/11	1,642
900,000	Horseshoe Gaming Holding Corp., 8.625%, 5/15/09	954
2,375,000	Isle of Capri Casinos Inc., 8.75%, 4/15/09	2,512
200,000	Mandalay Resort Group, 10.25%, 8/1/07	222
35,000	MGM Mirage Inc., 8.50%, 9/15/10	39
775,000	Park Place Entertainment Corp., 7.875%, 12/15/05	814
40,000	Park Place Entertainment Corp., 7.875%, 3/15/10	42
2,000,000	Park Place Entertainment Corp., 9.375%, 2/15/07	2,180
2,250,000	Pinnacle Entertainment Inc., 9.25%, 2/15/07	2,227
2,450,000	Station Casinos Inc., 8.875%, 12/01/08	2,585
1,850,000	Venetian Casino/LV Sands, 11.00%, 6/15/10	2,035
750,000	Wynn Las Vegas, 12.00%, 11/01/10	808
Health Care (7%)
2,250,000	Advancepcs, 8.50%, 4/1/08	2,458
1,500,000	Ameripath Inc., 10.50%, 4/1/13 (b)	1,597

Semi-Annual Report	24

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

200,000	AmerisourceBergen Corp., 8.125%, 9/01/08	$221
1,008,000	Coventry Health Care Inc., 8.125%, 2/15/12	1,091
1,270,000	Extendicare Health Services Inc., 9.35%, 12/15/07	1,048
2,375,000	Hanger Orthopedic Group Inc., 10.375%, 2/15/09	2,589
1,270,000	Iasis Healthcare Corp., 13.00%, 10/15/09	1,422
2,450,000	Insight Health Services Corp., 9.875%, 11/1/11	2,309
1,500,000	Medquest Inc., 11.875%, 8/15/12	1,402
600,000	NDCHealth Corp., 10.50%, 12/1/12 (b)	642
2,500,000	PerkinElmer Inc., 8.875%, 1/15/13 (b)	2,687
2,725,000	Service Corp International, 7.70%, 4/15/09	2,793
1,565,000	United Surgical Partners, 10.00%, 12/15/11	1,682
1,675,000	Ventas Realty LP/Capital Corp., 9.00%, 5/1/12	1,817
Industrial (15%)
1,700,000	Allied Waste of North America, 10.00%, 8/1/09	1,819
1,290,000	Allied Waste of North America, 7.875%, 1/01/09	1,342
1,000,000	Casella Waste Systems, 9.75%, 2/1/13 (b)	1,080
1,200,000	Coinmach Corp., 9.00%, 2/01/10	1,293
1,000,000	Constar International, 11.00%, 12/01/12	1,040
2,500,000	Corrections Corp of America, 9.875%, 5/1/09	2,737
1,500,000	Crown European Holdings Sa, 10.875%, 3/1/13 (b)	1,627
1,590,000	Crown European Holdings Sa, 9.50%, 3/1/11	1,709
2,500,000	Dana Corp., 9.00%, 8/15/11	2,725
1,700,000	Fastentech Inc., 11.50%, 5/1/11 (b)	1,764
2,700,000	Flextronics International Ltd., 9.875%, 7/1/10	3,037
1,425,000	Iron Mountain Inc., 8.625%, 4/1/13	1,560
2,250,000	K&F Industries Inc., 9.25%, 10/15/07	2,351
1,600,000	Legrand Sa, 10.50%, 2/15/13 (b)	1,752
1,250,000	Moore North American Finance, 7.875%, 1/15/11 (b)	1,341
200,000	Owens & Minor Inc., 8.50%, 7/15/11	220
2,980,000	Owens-Brockway, 8.875%, 2/15/09	3,218
1,665,000	Pierce Leahy Command Co., 8.125%, 5/15/08	1,727
1,500,000	Rexnord Corp., 10.125%, 12/15/12 (b)	1,650
2,490,000	Sequa Corp., 9.00%, 8/1/09	2,590
40,000	SPX Corp., 7.50%, 1/1/13	43
2,490,000	Synagro Technologies Inc., 9.50%, 4/01/09	2,677
350,000	Terex Corp., 10.375%, 4/1/11	389
1,205,000	Terex Corp., 8.875%, 4/1/08	1,259
1,000,000	TRW Automotive Inc, 9.375%, 2/15/13 (b)	1,095
2,000,000	TRW Automotive Inc., 11.00%, 2/15/13 (b)	2,190
3,475,000	United Rentals, Inc., 10.75%, 4/15/08	3,762
3,000,000	Williams Scotsman Inc., 9.875%, 6/01/07	3,000
Multimedia (5%)
2,050,000	American Media Operation, 10.25%, 5/1/2009	2,229
1,000,000	Cinemark USA Inc., 9.00%, 2/1/13 (b)	1,082
2,555,000	Corus Entertainment Inc., 8.75%, 3/01/12	2,747
2,000,000	Grupo Televisa Sa, 8.00%, 9/13/11	2,185
2,025,000	Nexstar Finance Inc., 12.00%, 4/01/08	2,263
2,700,000	Spanish Broadcasting Systems, 9.625%, 11/1/09	2,923
2,000,000	Vivendi Universal, 9.25%, 4/15/10 (b)	2,245
Publishing (0%)
750,000	Houghton Mifflin Co., 9.875%, 2/01/13 (b)	814
Special Purpose Entity (7%)
20,571,429	JP Morgan HYDI-B, 9.70%, 11/15/07 (b)	22,577
Technology (1%)
2,740,000	Amkor Technology Inc., 9.25%, 2/15/08	2,939
2,945,000	Solectron Corp., 9.625%, 2/15/09	3,195
Telecommunications (3%)
2,505,000	Crown Castle International Corp., 10.75%, 8/01/11(b)	2,605
15,000	L-3 Communications Corp., 8.00%, 8/1/08	16
2,500,000	PanAmSat Corp., 8.50%, 2/01/12	2,719
2,530,000	Rogers Wireless Communcations Inc., 9.625%, 5/01/11	2,796
500,000	Sinclair Broadcast Group, 8.00%, 3/15/12	526

Principal or Shares	Security Description	Value (000)

40,000	Sinclair Broadcast Group, 8.75%, 12/15/11	$44
1,400,000	Sprint Capital Corp., 6.125%, 11/15/08	1,408
2,000,000	Triton PCS Inc., 8.75%, 11/15/11	1,880

Total Corporate Bonds		313,383
Foreign (0%)
750,000	Republic of Philippines, 8.375%, 3/12/09	771
Investment Companies (7%)
23,449,031	Bunker Hill Money Market Fund*	23,449

Total (Cost - $321,418) (a) (99%)		337,603
Other Assets, net of Liabilities (1%)		4,112

Net Assets (100%)		$341,715

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$18,423
Unrealized depreciation	(2,238)

Net unrealized appreciation	$16,185

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation

AOL Time Warner	Sept-04	$1,000	$22
Bellsouth Corp.	Sept-05	1,000	18
Lockheed Martin Corp.	Aug-05	1,000	9
Mexico Credit	Aug-04	3,000	55

		$6,000	$104

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized (Depreciation)

Liabilities:
05/12/03	Britiah Pound (Sell)	1.5970	$1,461	$(24)
05/29/03	Euro (Sell)	1.1146	1,959	(20)

			$3,420	$(44)

See notes to financial statements.

25	Paydenfunds

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of one to four years.

Credit Quality

AAA	55%
AA	42%
A	3%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

General Obligations (25%)
5,000	District of Columbia, 6.60%, 6/01/03 (b)	$5
370,000	Dodge, KS Unified School District #443, 8.25%, 9/01/03	378
500,000	Grand Prairie TX, Independent School District, Zero Coupon, 2/15/05	483
370,000	Hampton VA, 6.00%, 8/01/03	374
300,000	Illinois, 5.00%, 8/01/05	323
500,000	Jackson County MO, School Dist., 4.00%, 3/01/04	512
490,000	Jefferson County KY, 5.00%, 8/15/05	529
330,000	Montgomery AL Waterworks, 5.85%, 9/01/03	335
500,000	Pennsylvania, 6.00%, 7/01/05	548
100,000	Phoenix AZ, 5.00%, 7/01/06	110
125,000	Pima County AZ, 4.00%, 7/01/05	132
400,000	Round Rock TX, 5.00%, 8/15/06	440

Total General Obligations		4,169

Revenue (73%)
Electric (1%)
120,000	Salt River Project AZ, 5.25%, 1/01/06	131
Health Care (3%)
500,000	Clackamas Co., OR Hospital Facility, 5.00%, 5/01/04	518
Housing (6%)
400,000	RI Housing & Mortgage Finance Corp., 4.00%, 3/24/05	415
200,000	VA Housing Development Authority, 2.85%, 7/01/03	200
500,000	VT Housing Finance Agency, 4.00%, 3/01/04	510
Lease Revenue (4%)
700,000	Michigan Building Authority, 5.00%, 10/15/05	759
Pollution Control (1%)
105,000	MO Environmental Improvement & Energy Reserve, 6.65%, 7/01/06	114
Prerefunded (43%)
500,000	Bath Michigan Community Schools, 5.75%, 5/01/25	551
100,000	Chesapeake VA, 6.00%, 5/01/10	107
150,000	Connecticut, 5.375%, 10/01/14	166
600,000	Dade Co., FL School District, 6.50%, 8/01/03 (b)	608
500,000	Dane County, WI 5.40%, 3/01/08	518
410,000	FL State Department of Transportation, 5.70%, 7/01/11	451
100,000	Florida Department of Environmental Preservation, 5.50%, 7/1/07	110
500,000	Houston TX, 5.75%, 4/01/12	541
400,000	Houston, TX Water & Sewer System, 6.20%, 12/01/23	449

Principal or Shares	Security Description	Value (000)

400,000	Metropolitan Atlanta Rapid Transit Authority 6.90%, 7/01/20	$434
400,000	MI Comprehensive Transportation, 5.00%, 5/15/05	428
600,000	MO State Highways and Transportation Commission, 5.25%, 2/1/05	330
500,000	New York City Water, 5.75%, 6/15/09	552
400,000	New York Dormitory Authority, 5.375%, 7/01/25	443
210,000	OH State Water Revenue, 6.00%, 12/01/08	215
500,000	SC Public Service Authority, 5.00%, 1/01/05	529
300,000	VA Public School Authority, 6.50%, 8/01/15	326
500,000	Washington Co., OR Uni. Sewer, 6.125%, 10/01/12	535
Public Improvements (1%)
150,000	Georgia, 4.00%, 8/01/04	155
Student Loan (1%)
130,000	Iowa Student Loan, 4.00%, 6/01/04	133
Transportation (11%)
300,000	CO Department of Transportation, 6.00%, 6/15/08	350
230,000	Mississippi Highway Revenue, 5.25%, 6/01/05	247
400,000	OH Turnpike (Common Turnpike) 6.00%, 2/15/05	432
600,000	PA Turnpike Commission 5.00%, 12/01/03	613
200,000	Phoenix AZ, Street & Hwy, 4.00%, 07/01/05	211
Water & Sewer (2%)
220,000	OH Water Authority, 5.50%, 6/01/06	246
45,000	OH Water Revenue - Unrefunded, 6.00%, 12/01/08	46

Total Revenue		12,373
Investment Companies (1%)
138,270	Dreyfus Tax Exempt Cash Management Fund	138

Total (Cost - $16,356) (a) (99%)		16,680
Other Assets, net of Liabilities (1%)		195

Net Assets (100%)		$16,875

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$325
Unrealized depreciation	(1)

Net unrealized appreciation	$324

(b)	All or a portion of the security is held by the custodian in a segregated account.

See notes to financial statements.

Semi-Annual Report	26

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality

AAA	61%
AA	39%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

General Obligations (44%)
600,000	Arlington County VA, 5.00%, 6/1/09	$676
1,000,000	FL State Board of Education, 5.75%, 6/01/12	1,147
1,000,000	Georgia, 5.00%, 3/1/13	1,119
1,000,000	Glendale, AZ, 5.30%, 7/01/12	1,114
1,000,000	Huron Valley MI School Dist, 5.625%, 5/1/05	1,083
1,000,000	Illinois, 5.50%, 8/01/13	1,154
1,000,000	Minnesota, 5.50%, 6/01/08	1,146
200,000	Pennsylvania, 5.00%, 2/01/09	223
1,205,000	Prince Georges County MD, 5.50%, 5/15/13	1,398
1,000,000	South Carolina School Facilities, 5%, 1/01/10	1,115

Total General Obligations		10,175

Revenue (55%)
Electric (0%)
100,000	Cohasset, MN Power & Light 1.30%, 6/01/20, VRDN	100
Housing (1%)
170,000	Wisconsin Housing & Economic Development, 5.30%, 11/01/05	176
Industrial (0%)
100,000	Uinta County WY Pollution Control, 1.30%, 4/01/10	100
Prerefunded (11%)
325,000	Bath Michigan Community Schools, 5.75%, 5/01/25	358
700,000	Clark County, NV School District, 5.88%, 6/15/13	773
1,000,000	Mississippi, 5.80%, 6/01/09	1,050
275,000	New York City Transitional Finance Authority, 5.00%, 5/01/29	313
Special (6%)
1,250,000	OR Department Administrative Services Lottery Revenue, 5.75%, 4/01/14	1,425
Student Loan (4%)
1,000,000	PA State Higher Education Assistance Agency, 2.35%, 6/1/25	1,001

Principal or Shares	Security Description	Value (000)

Tax-Backed (5%)
1,000,000	New York City Transitional Finance Authority, 5.50%, 2/01/10	$1,133
Transportation (8%)
1,000,000	Kansas State Department of Transportation, 5.50%, 9/01/08	1,145
600,000	Los Angeles County Transportation Authority, 5.00%, 7/01/09	677
University (10%)
1,000,000	Indiana University, 4.00%, 8/1/05	1,055
1,000,000	New York State Dormitory Authority, 5.25%, 11/15/23	1,097
Water & Sewer (10%)
1,000,000	New York City Municipal Water Authority, 5.25%, 6/15/15	1,110
1,000,000	San Diego California Water Authority, 5.00%, 8/1/14	1,104

	Total Revenue	12,617
Investment Companies (0%)
56,716	Dreyfus Tax Exempt Cash Management Fund	57

Total (Cost - $21,662) (a) (99%)		22,849
Other Assets, net of Liabilities (1%)		275

Net Assets (100%)		$23,124

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,187
Unrealized depreciation	—

Net unrealized appreciation	$1,187

See notes to financial statements.

27	Paydenfunds

The Fund seeks income that is exempt from federal and California income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality

AAA	74%
AA	22%
A	4%

Schedule of Investments - April 30, 2003

Principal or Shares	Security Description	Value (000)

General Obligations (26%)
550,000	Chaffey CA, Un High School District, 5.50%, 8/01/17	$616
100,000	Covina Valley School District, 5.00%, 8/1/14	111
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/01/14	1,210
1,000,000	Los Angeles, CA, 5.00%, 9/01/10	1,122
1,050,000	Los Gatos, CA Unified School District, 5.00%, 8/01/12	1,164
220,000	Peralta CA, Community College District, 5.25%, 8/1/05	239
185,000	Peralta CA, Community College District, 5.25%, 8/1/06	207
900,000	PR Commonwealth, 6.25%, 7/01/08	1,063
600,000	Sacramento, CA City Unified School District, 7.00%, 7/01/05	727
850,000	San Mateo County CA Community College District, 3.00%, 9/01/04	871

Total General Obligations		7,330

Revenue (72%)
Electric & Gas (12%)
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14	1,212
1,000,000	Los Angeles Water & Power, 5.25%, 7/1/11	1,136
1,000,000	Southern CA Public Power Authority 4.00%, 1/01/05	1,045
Housing (0%)
120,000	CA Housing Finance Agency, 5.20%, 8/1/26	121
Industrial (1%)
200,000	CA Pollution Control Finance Agency, 1.35%, 10/01/11	200
Prerefunded (30%)
1,085,000	Alameda County, CA Certificates, 5.375%, 6/01/09	1,231
1,000,000	CA Educational Facilities Authority, 5.75%, 9/01/26	1,160
1,000,000	California, 5.00%, 10/1/11	1,146
1,000,000	Foothill/Eastern Corridor Agency, 6.50%, 1/1/32	1,164
1,000,000	Los Angeles, CA Dept. of Water & Power, 6.00%, 2/15/24	1,094
900,000	Los Angeles, CA Dept. of Water & Power, 5.50%, 6/15/29	953

Principal or Shares	Security Description	Value (000)

1,560,000	Sacramento, CA City Unified School District, 5.75%, 7/01/15	$1,868
Special Purpose Entity (1%)
300,000	Irvine California Impt Bd, 1.35%, 9/02/25	300
Tax Allocation (1%)
160,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/01/16	164
Transportation (12%)
1,000,000	PR Highway and Transportation Authority, 5.50%, 7/01/15	1,166
1,025,000	San Diego Co., CA Transportation Commission, 6.00%, 4/01/06	1,160
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/01/17	1,165
Water & Sewer (15%)
100,000	CA Infrastructure & Economic Development, 5.00%, 10/01/07	113
1,000,000	Metropolitan Water District, CA 5.25%, 7/01/11	1,134
500,000	PR Infrastructure Financing Authority SPL, 5.50%, 10/01/17	563
1,000,000	Sacramento County, CA, 6.00%, 12/01/15	1,170
1,000,000	San Diego CA Public Water, 5.00%, 8/01/13	1,113

Total Revenue		20,378
Investment Companies (1%)
331,529	Dreyfus State Tax Exempt	332

Total (Cost - $26,133) (a) (99%)		28,040
Other Assets, net of Liabilities (1%)		257

Net Assets (100%)		$28,297

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,913
Unrealized depreciation	(6)

Net unrealized appreciation	$1,907

See notes to financial statements.

Semi-Annual Report	28

April 30, 2003

Numbers in 000s

	Global Short Bond Fund	Global Fixed Income Fund	Emerging Markets Bond Fund
ASSETS:
Investments, at value *	$78,132	$225,024	$93,536
Repurchase agreement, at cost
Foreign cash	99	32
Cash
Receivable for:
Interest and dividends	1,052	3,685	1,541
Paydowns
Investments sold	6,680	41,560
Fund shares sold	40	81	7
Futures, swaps and options contracts			7
Forward currency contracts	67	279
Receivable from Advisor (Note 3)
Other assets	16	53	10

Total Assets	86,086	270,714	95,101

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts	35	1,889	38
Investments purchased	5,400	47,870
Fund shares redeemed		117
Futures, swaps and options contracts
TBA sales commitments
Distributions payable
Accrued expenses:
Investment advisory fees (Note 3)	22	54	28
Administration fees (Note 3)	5	15	6
Trustee fees and expenses	2	6	2
Other liabilities	28	76	37

Total Liabilities	5,492	50,027	111

NET ASSETS	$80,594	$220,687	$94,990

NET ASSETS:
Paid in capital	$85,309	$208,009	$86,404
Undistributed net investment income	93	(1,475)	177
Undistributed net realized gains (losses) from investments	(7,426)	6,117	479
Net unrealized appreciation (depreciation) from:
Investments	2,557	9,589	7,952
Translation of assets and liabilities in foreign currencies	61	(1,553)	(22)

NET ASSETS	$80,594	$220,687	$94,990

Outstanding shares of beneficial interest	7,702	21,403	7,621

NET ASSET VALUE - offering and redemption price per share in whole dollars	$10.46	$10.31	$12.46

* Investments, at cost	$75,575	$215,435	$85,591

See notes to financial statements.

29	Paydenfunds

Growth & Income Fund	Market Return Fund	U.S. Growth Leaders Fund	Small Cap Leaders Fund	Bunker Hill Money Market Fund	Limited Maturity Fund

$51,118	$22,471	$9,811	$10,305	$132,510	$237,357
				64,200

146	85	2	17	267	1,000
	68				71
		125	151		2,065
				8,168	922

6	4
9	5	4	6	41	22

51,279	22,633	9,942	10,479	205,186	241,437

		473	139		12,893
				7,763

					6
				158	363

		7	4	20	50
3	1	1	1	12	15
1				5	4
31	20	16	19	52	45

35	21	497	163	8,010	13,376

$51,244	$22,612	$9,445	$10,316	$197,176	$228,061

$67,313	$41,678	$18,341	$12,619	$197,408	$228,121
418	(24)	(6)	2
(12,238)	(21,568)	(8,982)	(3,280)	(232)	(49)

(4,249)	2,526	92	975		(11)

$51,244	$22,612	$9,445	$10,316	$197,176	$228,061

5,759	2,837	1,746	1,353	197,408	22,789

$8.90	$7.97	$5.41	$7.62	$1.00	$10.01

$55,367	$22,458	$9,719	$9,330	$132,510	$237,368

See notes to financial statements.

Semi-Annual Report	30

April 30, 2003

Numbers in 000s

	Short Bond Fund	U.S. Government Fund	GNMA Fund
ASSETS:
Investments, at value *	$282,833	$79,963	$264,770
Repurchase agreement, at cost
Foreign cash
Cash
Receivable for:
Interest and dividends	2,139	804	976
Paydowns	346	145	156
Investments sold	6,260
Fund shares sold	192	10	3
Futures, swaps and options contracts	87	1	1
Forward currency contracts
Receivable from Advisor (Note 3)			21
Other assets	24	11	20

Total Assets	291,881	80,934	265,947

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts
Investments purchased	39,441	10,533	92,885
Fund shares redeemed	949		952
Futures, swaps and options contracts
TBA sales commitments	31	7	156
Distributions payable	481	191	766
Accrued expenses:
Investment advisory fees (Note 3)	40	6
Administration fees (Note 3)	17	5	11
Trustee fees and expenses	7	2	6
Other liabilities	55	23	60

Total Liabilities	41,021	10,767	94,836

NET ASSETS	$250,860	$70,167	$171,111

NET ASSETS:
Paid in capital	$246,375	$67,681	$167,200
Undistributed net investment income
Undistributed net realized gains (losses) from investments	2,300	619	193
Net unrealized appreciation (depreciation) from:
Investments	2,185	1,867	3,718
Translation of assets and liabilities in foreign currencies

NET ASSETS	$250,860	$70,167	$171,111

Outstanding shares of beneficial interest	24,261	6,251	16,303

NET ASSET VALUE - offering and redemption price per share in whole dollars	$10.34	$11.22	$10.50

* Investments, at cost	$280,817	$78,096	$261,052

See notes to financial statements.

31	Paydenfunds

Core Bond Fund	Opportunity Bond Fund	High Income Fund	Short Duration Tax Exempt Fund	Tax Exempt Bond Fund	California Municipal Income Fund

$528,967	$170,625	$337,603	$16,680	$22,849	$28,040

		174

3,468	1,921	7,751	236	354	366
271	159
55,529	11,412
26		107
85	113	104
237	86
			4
20	22	24	4	7	5

588,603	184,338	345,763	16,924	23,210	28,411

	3	44
195,170	45,925	3,822

104	21
			31	64	78

89	31	93		2	15
25	9	21	1	2	2
10	2	8			1
76	48	60	17	18	18

195,474	46,039	4,048	49	86	114

$393,129	$138,299	$341,715	$16,875	$23,124	$28,297

$382,566	$128,116	$371,980	$16,548	$22,125	$26,243
9	441	(372)
2,199	4,368	(46,146)	3	(188)	147

8,118	5,269	16,289	324	1,187	1,907
237	105	(36)

$393,129	$138,299	$341,715	$16,875	$23,124	$28,297

36,577	13,188	41,759	1,670	2,233	2,730

$10.75	$10.49	$8.18	$10.10	$10.36	$10.37

$520,934	$165,469	$321,418	$16,356	$21,662	$26,133

See notes to financial statements.

Semi-Annual Report	32

Period ended April 30, 2003

Dollars in 000s

	Global Short Bond Fund	Global Fixed Income Fund	Emerging Markets Bond Fund
INVESTMENT INCOME:
Interest income (Note 2)	$1,665	$4,821	$3,460
Dividend income
Income from affiliated investment (Note 2)	13	32	23
Foreign tax withholdings		19	3

Investment Income	1,678	4,872	3,486

EXPENSES:
Investment advisory fees (Note 3)	109	369	199
Administration fees (Note 3)	29	98	35
Custodian fees	11	44	24
Transfer agent fees	9	34	12
Registration and filing fees	9	10	11
Trustee fees and expenses	4	14	5
Printing and mailing costs	2	6	4
Legal fees	1	3	1
Accounting fees	11	42	13
Insurance	4	19	3
Audit fees	12	19	12
Other expenses	1	12	2
Expenses previously deferred (Note 3)	16		53

Gross Expenses	218	670	374
Custodian credits (Note 2)
Expense subsidy (Note 3)

Net Expenses	218	670	374

Net Investment Income	1,460	4,202	3,112

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	2,159	17,200	3,666
Foreign currency transactions	(1,731)	(11,232)	(531)
Futures, options and swap contracts		116
Change in net unrealized appreciation (depreciation) from:
Investments	1,495	2,606	5,703
Translation of assets and liabilities in foreign currencies	(290)	(3,114)	(148)
Futures, options and swap contracts		(83)	8

Net Realized and Unrealized Gains (Losses)	1,633	5,493	8,698

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,093	$9,695	$11,810

See notes to financial statements.

33	Paydenfunds

Growth & Income Fund	Market Return Fund	U.S. Growth Leaders Fund	Small Cap Leaders Fund	Bunker Hill Money Market Fund	Limited Maturity Fund

$—	$229	$—	$1	$1,255	$2,681
798	2	27	48
37	9	4	7		40

835	240	31	56	1,255	2,721

129	26	22	32	142	315
21	8	3	4	76	90
4	7	3	8	12	11
65	10	7	9	41	17
8	8	4	7	9	9
3	1	1	1	10	11
3	1			5	3
				2	2
10	3	1	2	32	33
5	1	1	1	14	13
11	10	10	10	12	11
3	5	2	2	7	13

262	80	54	76	362	528
				(1)	(1)
(56)	(38)	(17)	(22)	(121)	(77)

206	42	37	54	240	450

629	198	(6)	2	1,015	2,271

(4,917)	26	(406)	(553)	(13)	153

	(1,809)	(14)	58

5,197	16	439	100		(380)
		10
	2,709	11

280	942	40	(395)	(13)	(227)

$909	$1,140	$34	$(393)	$1,002	$2,044

See notes to financial statements.

Semi-Annual Report	34

Period ended April 30, 2003

Dollars in 000s

	Short Bond Fund	U.S. Government Fund	GNMA Fund
INVESTMENT INCOME:
Interest income (Note 2)	$3,372	$1,280	$5,037
Dividend income
Income from affiliated investment (Note 2)	33	19	38
Foreign tax withholdings

Investment Income	3,405	1,299	5,075

EXPENSES:
Investment advisory fees (Note 3)	326	95	226
Administration fees (Note 3)	93	27	67
Custodian fees	13	5	13
Transfer agent fees	15	11	53
Registration and filing fees	18	8	10
Trustee fees and expenses	14	4	10
Printing and mailing costs	9	2	8
Legal fees	3	1	2
Accounting fees	34	10	28
Insurance	9	3	10
Audit fees	12	11	11
Other expenses	12	4	10
Expenses previously deferred (Note 3)	27

Gross Expenses	585	181	448
Custodian credits (Note 2)	(3)		(1)
Expense subsidy (Note 3)		(29)	(28)

Net Expenses	582	152	419

Net Investment Income	2,823	1,147	4,656

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	2,101	619	193
Foreign currency transactions
Futures, options and swap contracts	643
Change in net unrealized appreciation (depreciation) from:
Investments	(761)	(553)	85
Translation of assets and liabilities in foreign currencies
Futures, options and swap contracts	(219)

Net Realized and Unrealized Gains (Losses)	1,764	66	278

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,587	$1,213	$4,934

See notes to financial statements.

35	Paydenfunds

Core Bond Fund	Opportunity Bond Fund	High Income Fund	Short Duration Tax Exempt Fund	Tax Exempt Bond Fund	California Municipal Income Fund

$6,018	$4,041	$12,109	$239	$487	$541

25	26	101

6,043	4,067	12,210	239	487	541

446	220	481	28	41	45
127	63	110	7	10	11
20	17	11	2	2	1
20	10	15	7	7	6
21	9	15	7	7
19	8	16	1	1	2
13	1	10			1
4	2	3
42	29	40	3	4	5
13	15	16	1	2	2
12	11	12	10	10	10
18	14	6	7	5	3
121

876	399	735	73	89	86
		(1)
			(29)	(25)	(15)

876	399	734	44	64	71

5,167	3,668	11,476	195	423	470

7,217	4,871	(2,424)	3	115	147
(142)	(140)	(207)
(86)	(69)	(69)

2,082	1,120	30,121	72	211	232
237	72	(292)
169	189	177

9,477	6,043	27,306	75	326	379

$14,644	$9,711	$38,782	$270	$749	$849

See notes to financial statements.

Semi-Annual Report	36

Six months ended April 30, 2003 and year ended October 31, 2002

Numbers in 000s

	Global Short Bond Fund		Global Fixed Income Fund
	2003	2002	2003	2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,460	$2,586	$4,202	$10,951
Net realized gains (losses) on investments	428	(159)	6,084	(5,831)
Change in net unrealized appreciation (depreciation)	1,205	711	(591)	3,218

Change in Net Assets Resulting from Operations	3,093	3,138	9,695	8,338

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,367)	(2,016)	(5,677)	(1,167)
In excess of net investment income
Net realized gains from investments			(1,164)
In excess of net realized gains from investments
Return of capital				(15,259)

Change in Net Assets from Distributions to Shareholders	(1,367)	(2,016)	(6,841)	(16,426)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	16,415	37,083	62,214	94,951
Reinvestment of distributions	1,351	1,956	5,251	14,691
Cost of fund shares redeemed	(8,599)	(26,762)	(116,071)	(197,423)

Change in Net Assets from Capital Transactions	9,167	12,277	(48,606)	(87,781)

Total Change in Net Assets	10,893	13,399	(45,752)	(95,869)

NET ASSETS:
Beginning of period	69,701	56,302	266,439	362,308

End of period	$80,594	$69,701	$220,687	$266,439

Undistributed net investment income	$93	$—	$(1,475)	$—

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	6,818	5,590	26,174	34,960

Shares sold	1,582	3,689	6,079	9,472
Shares issued in reinvestment of distributions	131	194	513	1,475
Shares redeemed	(829)	(2,655)	(11,363)	(19,733)

Change in shares outstanding	884	1,228	(4,771)	(8,786)

Outstanding shares at end of period	7,702	6,818	21,403	26,174

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	31,879	146,572
Sale of investments (excluding government)	29,769	158,560
Purchase of government securities	5,791	91,710
Sale of government securities	1,598	121,931

See notes to financial statements.

37	Paydenfunds

Emerging Markets Bond Fund		Growth & Income Fund		Market Return Fund
2003	2002	2003	2002	2003	2002

$3,112	$3,307	$629	$1,248	$198	$547
3,135	(1,918)	(4,917)	(7,164)	(1,783)	(5,632)
5,563	1,739	5,197	(1,010)	2,725	1,963

11,810	3,128	909	(6,926)	1,140	(3,122)

(3,411)	(2,917)	(309)	(1,270)	(247)	(569)

(3,411)	(2,917)	(309)	(1,270)	(247)	(569)

51,356	52,057	4,635	10,821	5,413	5,761
3,111	2,596	305	1,252	247	558
(37,600)	(14,646)	(6,811)	(28,251)	(1,282)	(5,113)

16,867	40,007	(1,871)	(16,178)	4,378	1,206

25,266	40,218	(1,271)	(24,374)	5,271	(2,485)

69,724	29,506	52,515	76,889	17,341	19,826

$94,990	$69,724	$51,244	$52,515	$22,612	$17,341

$177	$476	$418	$98	$(24)	$25

6,158	2,698	5,972	7,629	2,257	2,134

4,359	4,520	541	1,019	716	636
262	233	34	127	32	61
(3,158)	(1,293)	(788)	(2,803)	(168)	(574)

1,463	3,460	(213)	(1,657)	580	123

7,621	6,158	5,759	5,972	2,837	2,257

76,262		46,447		7,894
51,222		43,388		3,603
—		—		13,708
—		—		12,781

See notes to financial statements.

Semi-Annual Report	38

Six months ended April 30, 2003 and year ended October 31, 2002

Numbers in 000s

	U.S. Growth Leaders Fund
	2003	2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(6)	$5
Net realized gains (losses) on investments	(420)	(2,225)
Change in net unrealized appreciation (depreciation)	460	633

Change in Net Assets Resulting from Operations	34	(1,587)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income		(25)
In excess of net investment income
Net realized gains from investments
In excess of net realized gains from investments
Return of capital		(47)

Change in Net Assets from Distributions to Shareholders	—	(72)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	2,727	2,239
Reinvestment of distributions		70
Cost of fund shares redeemed	(421)	(5,245)

Change in Net Assets from Capital Transactions	2,306	(2,936)

Total Change in Net Assets	2,340	(4,595)

NET ASSETS:
Beginning of period	7,105	11,700

End of period	$9,445	$7,105

Undistributed net investment income	$(6)	$—

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	1,292	1,802

Shares sold	536	353
Shares issued in reinvestment of distributions		10
Shares redeemed	(82)	(873)

Change in shares outstanding	454	(510)

Outstanding shares at end of period	1,746	1,292

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	10,780
Sale of investments (excluding government)	8,848
Purchase of government securities	—
Sale of government securities	—

See notes to financial statements.

39	Paydenfunds

Small Cap Leaders Fund		Bunker Hill Money Market Fund		Limited Maturity Fund
2003	2002	2003	2002	2003	2002

$2	$(2)	$1,015	$4,808	$2,271	$6,415
(495)	(1,924)	(13)	(219)	153	80
100	144			(380)	(1,124)

(393)	(1,782)	1,002	4,589	2,044	5,371

	(37)	(1,053)	(4,770)	(2,552)	(6,492)

					(993)

—	(37)	(1,053)	(4,770)	(2,552)	(7,485)

8,392	5,206	9,001,274	26,271,535	201,711	447,040
	35	395	1,423	2,041	6,242
(7,790)	(10,124)	(9,008,161)	(26,444,347)	(254,281)	(374,449)

602	(4,883)	(6,492)	(171,389)	(50,529)	78,833

209	(6,702)	(6,543)	(171,570)	(51,037)	76,719

10,107	16,809	203,719	375,289	279,098	202,379

$10,316	$10,107	$197,176	$203,719	$228,061	$279,098

$2	$—	$—	$38	$—	$281

1,271	1,779	203,900	375,289	27,821	19,954

1,103	552	9,001,274	26,271,535	20,135	44,514
	3	395	1,423	204	622
(1,021)	(1,063)	(9,008,161)	(26,444,347)	(25,371)	(37,269)

82	(508)	(6,492)	(171,389)	(5,032)	7,867

1,353	1,271	197,408	203,900	22,789	27,821

22,155		—		67,374
21,383		—		45,965
—		—		73,217
—		—		64,413

See notes to financial statements.

Semi-Annual Report	40

Six months ended April 30, 2003 and year ended October 31, 2002

Numbers in 000s

	Short Bond Fund		U.S. Government Fund
	2003	2002	2003	2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$2,823	$4,913	$1,147	$2,362
Net realized gains (losses) on investments	2,744	2,367	619	1,719
Change in net unrealized appreciation (depreciation)	(980)	767	(553)	(811)

Change in Net Assets Resulting from Operations	4,587	8,047	1,213	3,270

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,831)	(4,931)	(1,154)	(2,379)
In excess of net investment income
Net realized gains from investments	(2,421)		(1,216)
In excess of net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(5,252)	(4,931)	(2,370)	(2,379)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	139,080	189,946	6,539	24,732
Reinvestment of distributions	2,298	4,816	945	2,338
Cost of fund shares redeemed	(72,786)	(98,161)	(3,311)	(24,076)

Change in Net Assets from Capital Transactions	68,592	96,601	4,173	2,994

Total Change in Net Assets	67,927	99,717	3,016	3,885

NET ASSETS:
Beginning of period	182,933	83,216	67,151	63,266

End of period	$250,860	$182,933	$70,167	$67,151

Undistributed net investment income	$—	$8	$—	$7

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	17,615	8,128	5,880	5,630

Shares sold	13,475	18,604	580	2,201
Shares issued in reinvestment of distributions	223	471	84	210
Shares redeemed	(7,052)	(9,588)	(293)	(2,161)

Change in shares outstanding	6,646	9,487	371	250

Outstanding shares at end of period	24,261	17,615	6,251	5,880

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	121,333		—
Sale of investments (excluding government)	53,909		—
Purchase of government securities	144,978		35,459
Sale of government securities	136,325		24,415

See notes to financial statements.

41	Paydenfunds

GNMA Fund		Core Bond Fund		Opportunity Bond Fund
2003	2002	2003	2002	2003	2002

$4,656	$7,448	$5,167	$9,562	$3,668	$13,179
193	1,333	6,989	6,789	4,662	7,018
85	(2,177)	2,488	1,108	1,381	(6,708)

4,934	6,604	14,644	17,459	9,711	13,489

(4,968)	(7,448)	(5,374)	(9,501)	(3,433)	(13,179)

(1,015)	(3,560)			(2,410)

(5,983)	(11,008)	(5,374)	(9,501)	(5,843)	(13,179)

70,464	137,933	137,885	160,853	7,141	26,396
3,619	4,633	5,226	9,428	3,313	12,503
(64,081)	(122,300)	(20,515)	(66,923)	(67,190)	(135,305)

10,002	20,266	122,596	103,358	(56,736)	(96,406)

8,953	15,862	131,866	111,316	(52,868)	(96,096)

162,158	146,296	261,263	149,947	191,167	287,263

$171,111	$162,158	$393,129	$261,263	$138,299	$191,167

$—	$312	$9	$216	$441	$206

15,359	13,589	24,987	14,714	18,746	28,315

6,697	13,215	13,043	15,924	694	2,631
344	445	494	932	321	1,243
(6,097)	(11,890)	(1,947)	(6,583)	(6,573)	(13,443)

944	1,770	11,590	10,273	(5,558)	(9,569)

16,303	15,359	36,577	24,987	13,188	18,746

—		134,571		39,747
—		59,771		72,095
89,164		728,902		161,838
26,772		710,499		192,053

See notes to financial statements.

Semi-Annual Report	42

Six months ended April 30, 2003 and year ended October 31, 2002

Numbers in 000s

	High Income Fund
	2003	2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$11,476	$19,411
Net realized gains (losses) on investments	(2,700)	(11,178)
Change in net unrealized appreciation (depreciation)	30,006	(10,477)

Change in Net Assets Resulting from Operations	38,782	(2,244)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(12,558)	(20,858)
In excess of net investment income
Net realized gains from investments
In excess of net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(12,558)	(20,858)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	144,994	80,481
Reinvestment of distributions	11,489	19,333
Cost of fund shares redeemed	(67,099)	(69,132)

Change in Net Assets from Capital Transactions	89,384	30,682

Total Change in Net Assets	115,608	7,580

NET ASSETS:
Beginning of period	226,107	218,527

End of period	$341,715	$226,107

Undistributed net investment income	$(372)	$710

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	30,396	26,681

Shares sold	18,429	9,912
Shares issued in reinvestment of distributions	1,466	2,446
Shares redeemed	(8,532)	(8,643)

Change in shares outstanding	11,363	3,715

Outstanding shares at end of period	41,759	30,396

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	119,496
Sale of investments (excluding government)	44,958
Purchase of government securities	—
Sale of government securities	—

See notes to financial statements.

43	Paydenfunds

Short Duration Tax Exempt Fund		Tax Exempt Bond Fund		California Municipal Income Fund
2003	2002	2003	2002	2003	2002

$195	$462	$423	$940	$470	$1,171
3	74	115	582	147	676
72	(93)	211	(152)	232	(487)

270	443	749	1,370	849	1,360

(195)	(462)	(423)	(940)	(470)	(1,169)

(74)	(11)			(550)

(269)	(473)	(423)	(940)	(1,020)	(1,169)

4,208	8,818	2,044	5,714	3,937	3,789
156	435	211	631	375	1,071
(3,923)	(10,694)	(5,693)	(6,632)	(4,024)	(10,564)

441	(1,441)	(3,438)	(287)	288	(5,704)

442	(1,471)	(3,112)	143	117	(5,513)

16,433	17,904	26,236	26,093	28,180	33,693

$16,875	$16,433	$23,124	$26,236	$28,297	$28,180

$—	$—	$—	$—	$—	$—

1,627	1,770	2,567	2,594	2,701	3,233

416	874	199	571	383	363
15	43	21	63	36	104
(388)	(1,060)	(554)	(661)	(390)	(999)

43	(143)	(334)	(27)	29	(532)

1,670	1,627	2,233	2,567	2,730	2,701

4,372		5,679		4,032
2,021		6,787		3,627
—		—		—
—		—		—

See notes to financial statements.

Semi-Annual Report	44

April 30, 2003

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued using other fixed income securities with a comparable level of risk, and for which prices are more readily obtainable. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Premiums and discounts are amortized or accreted. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

45	Paydenfunds

April 30, 2003

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Semi-Annual Report	46

April 30, 2003

Credit Swap Contracts

The Emerging Markets Bond, Core Bond, Opportunity Bond and High Income Funds have entered into credit swap agreements. The counterparty to each agreement has agreed to pay the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
AOL Time Warner Inc., 0%, 12/6/19	4.70%	Merrill Lynch
Bellsouth Corp., 6.00%, 10/15/11	1.12%	ABN Amro
Lockheed Martin Corp., 8.20%, 12/1/09	0.68%	ABN Amro
United Mexican States, 8.375%, 1/14/11	1.95%	Goldman Sachs

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

The following Funds earned a fee for entering into dollar roll agreements. The amounts below are included in interest income in the statement of operations.

Limited Maturity	$18,629
Short Bond	139,194
U.S. Government	67,349
GNMA	1,114,870
Core Bond	561,233
Opportunity Bond	210,491

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Growth & Income, U.S. Growth Leaders and Small Cap Leaders Funds, which are declared and paid semi-annually, and (ii) the Bunker Hill Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Short Duration Tax Exempt, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in

47	Paydenfunds

April 30, 2003

applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return.

Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Line of Credit

The Group has entered into a Credit Agreement with Deutsche Bank AG under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $60 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Affiliated Investment

Each of the Funds (except the Short Duration Tax Exempt, Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund. Income earned by each Fund for the period is disclosed in the statements of operations.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Semi-Annual Report	48

April 30, 2003

3.    Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each Fund is shown in the table below.

	Adviser Fees Based on Assets				Expense Guarantee		Cumulative Deferred Expense Subsidy
	Between 0—500 Million	Between 0.5—1 Billion	Between 1—2 Billion	Over 2 Billion		Voluntary Expense Limit
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	0.60%	$505,283
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	—
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%	5,618
Growth & Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	414,828
Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	553,245
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	229,103
Small Cap Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	204,279
Bunker Hill Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.30%	782,345
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.40%	1,410,860
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%	848,123
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	626,173
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	662,850
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.55%	182,244
Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	—
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—
Short Duration Tax Exempt	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%	548,604
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%	603,117
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.50%	135,786

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Payden & Rygel also voluntarily agreed to temporarily limit each Fund’s total expenses, including advisory fees, to the percentages indicated above of each Fund’s average daily net assets on an annualized basis through October 31, 2003 (exclusive of interest and taxes).

Effective January 31, 2003 the Bunker Hill Money Market fund lowered its Voluntary Expense Limit to 0.20%. Effective May 1, 2003 the Core Bond Fund stopped recovering expenses previously deferred. The Fund’s current operating expenses are 0.44%. Effective May 22, 2003 Short Bond Fund stopped recovering expenses previously deferred. The Fund’s current operating expenses are 0.44%. Effective May 22, 2003 the Short Duration Tax Exempt Fund lowered its Voluntary Expense Limit to 0.44%.

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the year. They are not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

49	Paydenfunds

April 30, 2003

Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%.

Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

The Emerging Markets Bond, Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders and High Income Funds employ a redemption fee on shareholders payable to the Distributor and equal to 1% of the value of shares redeemed if the shares are held less than 60 days.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

Semi-Annual Report	50

For a share outstanding during the six months ended April 30, 2003 and the periods ended October 31st

	Global Short Bond Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$10.22	$10.07	$9.60	$9.59	$10.31

Income (loss) from investment activities:
Net investment income	0.20	0.35	0.30	0.55	0.67
Net realized and unrealized gains (losses)	0.23	0.15	0.49		(0.41)

Total from investment activities	0.43	0.50	0.79	0.55	0.26

Distributions to shareholders:
From net investment income	(0.19)	(0.35)	(0.32)	(0.54)	(0.96)
In excess of net investment income
From net realized gains
Return of capital					(0.02)

Total distributions to shareholders	(0.19)	(0.35)	(0.32)	(0.54)	(0.98)

Net asset value — end of period	$10.46	$10.22	$10.07	$9.60	$9.59

Total return *	4.25%	5.03%	8.36%	5.93%	2.57%

Ratios/supplemental data:
Net assets, end of period (000s)	$80,594	$69,701	$56,302	$154,031	$213,593
Ratio of gross expense to average net assets **	0.60%	0.59%	0.59%	0.53%	0.51%
Ratio of net expense to average net assets **	0.60%	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets **	4.03%	4.36%	4.23%	4.16%	3.89%
Ratio of net investment income to average net assets **	4.03%	4.45%	4.32%	4.19%	3.90%
Portfolio turnover rate	101%	166%	272%	143%	175%
The Fund commenced operations on September 18, 1996.

	Global Fixed Income Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$10.18	$10.36	$9.97	$9.86	$10.91

Income (loss) from investment activities:
Net investment income	0.17	(0.09)	0.85	0.49	0.76
Net realized and unrealized gains (losses)	0.25	0.43	0.25	0.16	(0.69)

Total from investment activities	0.42	0.34	1.10	0.65	0.07

Distributions to shareholders:
From net investment income	(0.24)	(0.04)	(0.71)	(0.50)	(0.79)
In excess of net investment income
From net realized gains	(0.05)			(0.04)	(0.33)
Return of capital		(0.48)

Total distributions to shareholders	(0.29)	(0.52)	(0.71)	(0.54)	(1.12)

Net asset value — end of period	$10.31	$10.18	$10.36	$9.97	$9.86

Total return *	4.16%	3.45%	11.42%	6.96%	0.56%

Ratios/supplemental data:
Net assets, end of period (000s)	$220,687	$266,439	$362,308	$523,397	$489,687
Ratio of gross expense to average net assets **	0.55%	0.52%	0.53%	0.51%	0.49%
Ratio of net expense to average net assets **	0.55%	0.52%	0.53%	0.51%	0.49%
Ratio of investment income less gross expenses to average net assets **	3.43%	3.56%	4.03%	4.68%	4.48%
Ratio of net investment income to average net assets **	3.43%	3.56%	4.03%	4.68%	4.48%
Portfolio turnover rate	198%	159%	110%	131%	104%

The Fund commenced operations on September 1, 1992.

*	Not annualized for periods less than 1 year
**	Annualized for periods less than 1 year

See notes to financial statements.

51	Paydenfunds

	Emerging Markets Bond Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$11.32	$10.94	$11.14	$10.51	$10.00

Income (loss) from investment activities:
Net investment income	0.39	0.74	1.21	1.05	0.83
Net realized and unrealized gains (losses)	1.19	0.38	0.04	0.79	0.43

Total from investment activities	1.58	1.12	1.25	1.84	1.26

Distributions to shareholders:
From net investment income	(0.44)	(0.74)	(1.24)	(1.00)	(0.75)
In excess of net investment income
From net realized gains			(0.21)	(0.21)
Return of capital

Total distributions to shareholders	(0.44)	(0.74)	(1.45)	(1.21)	(0.75)

Net asset value — end of period	$12.46	$11.32	$10.94	$11.14	$10.51

Total return *	14.21%	10.54%	11.85%	18.13%	12.92%

Ratios/supplemental data:
Net assets, end of period (000s)	$94,990	$69,724	$29,506	$49,262	$11,283
Ratio of gross expense to average net assets **	0.85%	0.80%	0.84%	0.94%	1.35%
Ratio of net expense to average net assets **	0.85%	0.80%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets **	7.11%	7.39%	9.79%	9.42%	9.36%
Ratio of net investment income to average net assets **	7.11%	7.39%	9.83%	9.56%	9.91%
Portfolio turnover rate **	124%	134%	226%	146%	225%

The Fund commenced operations on December 17, 1998.

	Growth & Income Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$8.79	$10.08	$15.61	$16.27	$14.45

Income (loss) from investment activities:
Net investment income	0.11	0.18	0.17	0.21	0.19
Net realized and unrealized gains (losses)	0.05	(1.29)	(2.37)	(0.14)	2.15

Total from investment activities	0.16	(1.11)	(2.20)	0.07	2.34

Distributions to shareholders:
From net investment income	(0.05)	(0.18)	(0.16)	(0.21)	(0.19)
In excess of net investment income
From net realized gains			(3.17)	(0.52)	(0.33)
Return of capital

Total distributions to shareholders	(0.05)	(0.18)	(3.33)	(0.73)	(0.52)

Net asset value — end of period	$8.90	$8.79	$10.08	$15.61	$16.27

Total return *	1.84%	(11.13)%	(17.84)%	0.47%	16.47%

Ratios/supplemental data:
Net assets, end of period (000s)	$51,244	$52,515	$76,889	$104,209	$268,924
Ratio of gross expense to average net assets **	1.00%	0.93%	0.85%	0.79%	0.75%
Ratio of net expense to average net assets **	0.80%	0.75%	0.75%	0.75%	0.75%
Ratio of investment income less gross expenses to average net assets **	2.20%	1.56%	1.35%	1.25%	1.19%
Ratio of net investment income to average net assets **	2.40%	1.74%	1.45%	1.29%	1.19%
Portfolio turnover rate	190%	54%	12%	72%	5%

The Fund commenced operations on November 1, 1996.
*	Not annualized for periods less than 1 year
**	Annualized for periods less than 1 year

See notes to financial statements.

Semi-Annual Report	52

For a share outstanding during the six months ended April 30, 2003 and periods ended October 31st

	Market Return Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$7.68	$9.29	$13.02	$14.94	$13.31

Income (loss) from investment activities:
Net investment income	0.08	0.26	0.66	0.84	0.76
Net realized and unrealized gains (losses)	0.31	(1.61)	(3.73)	(0.38)	2.37

Total from investment activities	0.39	(1.35)	(3.07)	0.46	3.13

Distributions to shareholders:
From net investment income	(0.10)	(0.26)	(0.66)	(0.84)	(0.77)
In excess of net investment income
From net realized gains				(1.54)	(0.73)
Return of capital

Total distributions to shareholders	(0.10)	(0.26)	(0.66)	(2.38)	(1.50)

Net asset value — end of period	$7.97	$7.68	$9.29	$13.02	$14.94

Total return *	5.10%	(14.98)%	(24.13)%	3.15%	24.41%

Ratios/supplemental data:
Net assets, end of period (000s)	$22,612	$17,341	$19,826	$59,031	$82,969
Ratio of gross expense to average net assets **	0.80%	0.82%	0.59%	0.53%	0.53%
Ratio of net expense to average net assets **	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of investment income less gross expenses to average net assets **	1.63%	2.37%	5.55%	5.75%	5.29%
Ratio of net investment income to average net assets **	1.98%	2.74%	5.69%	5.83%	5.37%
Portfolio turnover rate	203%	129%	92%	96%	113%
The Fund commenced operations on December 1, 1995.
	U.S. Growth Leaders Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$5.50	$6.49	$11.42	$10.53	$10.00

Income (loss) from investment activities:
Net investment income			0.08	0.07	0.03
Net realized and unrealized gains (losses)	(0.09)	(0.95)	(4.63)	0.95	0.50

Total from investment activities	(0.09)	(0.95)	(4.55)	1.02	0.53

Distributions to shareholders:
From net investment income		(0.01)	(0.12)	(0.05)
In excess of net investment income
From net realized gains			(0.23)	(0.08)
In excess of net realized gains			(0.03)
Return of capital		(0.03)

Total distributions to shareholders	0.00	(0.04)	(0.38)	(0.13)	0.00

Net asset value — end of period	$5.41	$5.50	$6.49	$11.42	$10.53

Total return *	(1.64)%	(14.79)%	(40.75)%	9.75%	5.30%

Ratios/supplemental data:
Net assets, end of period (000s)	$9,445	$7,105	$11,700	$18,959	$4,419
Ratio of gross expense to average net assets **	1.44%	1.27%	1.26%	1.23%	4.61%
Ratio of net expense to average net assets **	1.00%	0.80%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets **	(0.60)%	(0.43)%	0.61%	0.52%	(2.84)%
Ratio of net investment income to average net assets **	(0.16)%	0.04%	1.07%	0.95%	0.97%
Portfolio turnover rate **	251%	449%	199%	229%	241%

The Fund commenced operations on June 17, 1999. * Not annualized for periods less than 1 year ** Annualized for periods less than 1 year

See notes to financial statements.

53	Paydenfunds

	Small Cap Leaders Fund
	2003	2002	2001	2000
Net asset value — beginning of period	$7.95	$9.45	$11.63	$10.00

Income (loss) from investment activities:
Net investment income		0.02	0.13	0.05
Net realized and unrealized gains (losses)	(0.33)	(1.50)	(1.45)	1.60

Total from investment activities	(0.33)	(1.48)	(1.32)	1.65

Distributions to shareholders:
From net investment income		(0.02)	(0.10)	(0.02)
In excess of net investment income
From net realized gains			(0.76)
Return of capital

Total distributions to shareholders	0.00	(0.02)	(0.86)	(0.02)

Net asset value — end of period	$7.62	$7.95	$9.45	$11.63

Total return *	(4.14)%	(15.70)%	(11.44)%	16.48%

Ratios/supplemental data:
Net assets, end of period (000s)	$10,316	$10,107	$16,809	$20,857
Ratio of gross expense to average net assets **	1.52%	1.25%	1.11%	1.14%
Ratio of net expense to average net assets **	1.00%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets **	(0.48)%	(0.47)%	0.56%	0.17%
Ratio of net investment income to average net assets **	0.04%	(0.02)%	0.87%	0.51%
Portfolio turnover rate **	437%	508%	251%	138%
The Fund commenced operations on December 20, 1999.
	Bunker Hill Money Market Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment activities:
Net investment income	0.01	0.02	0.05	0.06	0.05
Net realized and unrealized gains (losses)

Total from investment activities	0.01	0.02	0.05	0.06	0.05

Distributions to shareholders:
From net investment income	(0.01)	(0.02)	(0.05)	(0.06)	(0.05)
In excess of net investment income
From net realized gains
Return of capital

Total distributions to shareholders	(0.01)	(0.02)	(0.05)	(0.06)	(0.05)

Net asset value — end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return *	0.61%	1.79%	4.83%	6.06%	4.97%

Ratios/supplemental data:
Net assets, end of period (000s)	$197,176	$203,719	$375,289	$200,930	$87,968
Ratio of gross expense to average net assets **	0.38%	0.36%	0.39%	0.39%	0.41%
Ratio of net expense to average net assets **	0.25%	0.30%	0.30%	0.30%	0.30%
Ratio of investment income less gross expenses to average net assets **	0.94%	1.78%	4.21%	5.84%	4.72%
Ratio of net investment income to average net assets **	1.07%	1.84%	4.30%	5.93%	4.83%
Portfolio turnover rate	n/a	n/a	n/a	n/a	n/a

The Fund commenced operations on December 17, 1997. * Not annualized for periods less than 1 year ** Annualized for periods less than 1 year

See notes to financial statements.

Semi-Annual Report	54

For a share outstanding during the six months ended April 30, 2003 and periods ended October 31st

	Limited Maturity Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$10.03	$10.14	$9.97	$9.98	$10.08

Income (loss) from investment activities:
Net investment income	0.10	0.31	0.56	0.59	0.56
Net realized and unrealized gains (losses)	(0.01)	(0.07)	0.17		(0.09)

Total from investment activities	0.09	0.24	0.73	0.59	0.47

Distributions to shareholders:
From net investment income	(0.11)	(0.30)	(0.56)	(0.60)	(0.57)
In excess of net investment income
From net realized gains		(0.05)
Return of capital

Total distributions to shareholders	(0.11)	(0.35)	(0.56)	(0.60)	(0.57)

Net asset value — end of period	$10.01	$10.03	$10.14	$9.97	$9.98

Total return *	0.95%	2.42%	7.44%	6.24%	4.71%

Ratios/supplemental data:
Net assets, end of period (000s)	$228,061	$279,098	$202,379	$178,824	$97,820
Ratio of gross expense to average net assets **	0.47%	0.48%	0.51%	0.51%	0.50%
Ratio of net expense to average net assets **	0.40%	0.40%	0.40%	0.40%	0.38%
Ratio of investment income less gross expenses to average net assets **	1.95%	2.76%	5.39%	5.93%	5.44%
Ratio of net investment income to average net assets **	2.02%	2.84%	5.50%	6.04%	5.56%
Portfolio turnover rate	123%	115%	128%	103%	60%

The Fund commenced operations on May 1, 1994.
	Short Bond Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$10.39	$10.24	$9.69	$9.66	$9.94

Income (loss) from investment activities:
Net investment income	0.12	0.37	0.54	0.59	0.56
Net realized and unrealized gains (losses)	0.07	0.15	0.55	0.03	(0.28)

Total from investment activities	0.19	0.52	1.09	0.62	0.28

Distributions to shareholders:
From net investment income	(0.12)	(0.37)	(0.54)	(0.59)	(0.56)
In excess of net investment income
From net realized gains	(0.12)
Return of capital

Total distributions to shareholders	(0.24)	(0.37)	(0.54)	(0.59)	(0.56)

Net asset value — end of period	$10.34	$10.39	$10.24	$9.69	$9.66

Total return *	1.88%	5.16%	11.51%	6.61%	2.89%

Ratios/supplemental data:
Net assets, end of period (000s)	$250,860	$182,933	$83,216	$66,957	$54,559
Ratio of gross expense to average net assets **	0.50%	0.49%	0.54%	0.53%	0.50%
Ratio of net expense to average net assets **	0.50%	0.40%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets **	2.43%	3.40%	5.22%	5.83%	5.58%
Ratio of net investment income to average net assets **	2.43%	3.49%	5.36%	5.96%	5.68%
Portfolio turnover rate	161%	152%	114%	171%	171%

The Fund commenced operations on January 1, 1994.
*	Net annualized for periods less than 1 year
**	Annualized for periods less than 1 year

See notes to financial statements.

55	Paydenfunds

	U.S. Government Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$11.42	$11.24	$10.47	$10.45	$10.90

Income (loss) from investment activities:
Net investment income	0.19	0.46	0.55	0.59	0.57
Net realized and unrealized gains (losses)		0.18	0.77	0.05	(0.39)

Total from investment activities	0.19	0.64	1.32	0.64	0.18

Distributions to shareholders:
From net investment income	(0.19)	(0.46)	(0.55)	(0.60)	(0.57)
In excess of net investment income
From net realized gains	(0.20)			(0.02)	(0.06)
Return of capital

Total distributions to shareholders	(0.39)	(0.46)	(0.55)	(0.62)	(0.63)

Net asset value — end of period	$11.22	$11.42	$11.24	$10.47	$10.45

Total return *	1.72%	5.93%	12.95%	6.33%	1.76%

Ratios/supplemental data:
Net assets, end of period (000s)	$70,167	$67,151	$63,266	$68,434	$72,535
Ratio of gross expense to average net assets **	0.54%	0.55%	0.53%	0.53%	0.50%
Ratio of net expense to average net assets **	0.45%	0.40%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets **	3.31%	3.96%	4.98%	5.57%	5.29%
Ratio of net investment income to average net assets **	3.40%	4.11%	5.11%	5.70%	5.39%
Portfolio turnover rate	66%	217%	215%	138%	128%

The Fund commenced operations on January 1, 1995.

	GNMA Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$10.56	$10.77	$10.15	$10.11	$10.00

Income (loss) from investment activities:
Net investment income	0.29	0.64	0.65	0.69	0.09
Net realized and unrealized gains (losses)	0.02	0.02	0.63	0.05	0.10

Total from investment activities	0.31	0.66	1.28	0.74	0.19

Distributions to shareholders:
From net investment income	(0.31)	(0.62)	(0.65)	(0.70)	(0.08)
In excess of net investment income
From net realized gains	(0.06)	(0.25)	(0.01)
Return of capital

Total distributions to shareholders	(0.37)	(0.87)	(0.66)	(0.70)	(0.08)

Net asset value — end of period	$10.50	$10.56	$10.77	$10.15	$10.11

Total return *	3.02%	6.59%	13.00%	7.79%	1.82%

Ratios/supplemental data:
Net assets, end of period (000s)	$171,111	$162,158	$146,296	$113,402	$121,161
Ratio of gross expense to average net assets **	0.53%	0.51%	0.50%	0.48%	0.90%
Ratio of net expense to average net assets **	0.50%	0.35%	0.35%	0.35%	0.35%
Ratio of investment income less gross expenses to average net assets **	5.53%	5.72%	6.09%	6.75%	5.41%
Ratio of net investment income to average net assets **	5.56%	5.88%	6.24%	6.88%	5.96%
Portfolio turnover rate **	22%	104%	71%	53%	94%

The Fund commenced operations on August 27, 1999. * Not annualized for periods less than 1 year ** Annualized for periods less than 1 year

See notes to financial statements.

Semi-Annual Report	56

For a share outstanding during the six months ended April 30, 2003 and periods ended October 31st

	Core Bond Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$10.46	$10.19	$9.30	$9.44	$10.17

Income (loss) from investment activities:
Net investment income	0.16	0.45	0.55	0.63	0.58
Net realized and unrealized gains (losses)	0.30	0.27	0.88	(0.13)	(0.65)

Total from investment activities	0.46	0.72	1.43	0.50	(0.07)

Distributions to shareholders:
From net investment income	(0.17)	(0.45)	(0.54)	(0.64)	(0.58)
In excess of net investment income
From net realized gains					(0.08)
Return of capital

Total distributions to shareholders	(0.17)	(0.45)	(0.54)	(0.64)	(0.66)

Net asset value — end of period	$10.75	$10.46	$10.19	$9.30	$9.44

Total return *	4.46%	7.37%	15.70%	5.74%	(0.71)%

Ratios/supplemental data:
Net assets, end of period (000s)	$393,129	$261,263	$149,947	$77,243	$195,228
Ratio of gross expense to average net assets **	0.55%	0.50%	0.54%	0.51%	0.50%
Ratio of net expense to average net assets **	0.55%	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets **	3.25%	4.50%	5.59%	6.58%	6.06%
Ratio of net investment income to average net assets **	3.25%	4.50%	5.63%	6.59%	6.06%
Portfolio turnover rate	381%	582%	787%	161%	67%
The Fund commenced operations on January 1, 1994.

	Opportunity Bond Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$10.20	$10.15	$9.50	$9.67	$10.23

Income (loss) from investment activities:
Net investment income	0.25	0.58	0.59	0.68	0.66
Net realized and unrealized gains (losses)	0.40	0.05	0.65	(0.16)	(0.60)

Total from investment activities	0.65	0.63	1.24	0.52	0.06

Distributions to shareholders:
From net investment income	(0.23)	(0.58)	(0.59)	(0.69)	(0.57)
In excess of net investment income
From net realized gains	(0.13)				(0.05)
Return of capital

Total distributions to shareholders	(0.36)	(0.58)	(0.59)	(0.69)	(0.62)

Net asset value — end of period	$10.49	$10.20	$10.15	$9.50	$9.67

Total return *	6.51%	6.45%	13.38%	5.60%	0.55%

Ratios/supplemental data:
Net assets, end of period (000s)	$138,299	$191,167	$287,263	$310,250	$230,440
Ratio of gross expense to average net assets **	0.51%	0.49%	0.49%	0.50%	0.50%
Ratio of net expense to average net assets **	0.51%	0.49%	0.48%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets **	4.66%	5.62%	6.13%	6.90%	5.58%
Ratio of net investment income to average net assets **	4.66%	5.62%	6.14%	6.90%	5.58%
Portfolio turnover rate	209%	648%	434%	164%	45%

The Fund commenced operations on December 9, 1996.
*	Not annualized for periods less than 1 year
**	Annualized for periods less than 1 year

See notes to financial statements.

57	Paydenfunds

	High Income Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$7.44	$8.19	$8.76	$9.52	$9.77

Income (loss) from investment activities:
Net investment income	0.32	0.65	0.65	0.85	0.89
Net realized and unrealized gains (losses)	0.77	(0.68)	(0.53)	(0.78)	(0.34)

Total from investment activities	1.09	(0.03)	0.12	0.07	0.55

Distributions to shareholder:
From net investment income	(0.35)	(0.72)	(0.69)	(0.83)	(0.80)
In excess of net investment income
From net realized gains
Return of capital

Total distributions to shareholders	(0.35)	(0.72)	(0.69)	(0.83)	(0.80)

Net asset value — end of period	$8.18	$7.44	$8.19	$8.76	$9.52

Total return *	14.96%	(0.59)%	1.38%	0.59%	5.65%

Ratios/supplemental data:
Net assets, end of period (000s)	$341,715	$226,107	$218,527	$139,491	$109,297
Ratio of gross expense to average net assets **	0.53%	0.52%	0.58%	0.57%	0.55%
Ratio of net expense to average net assets **	0.53%	0.52%	0.57%	0.57%	0.55%
Ratio of investment income less gross expenses to average net assets **	8.35%	8.30%	8.56%	8.81%	7.99%
Ratio of net investment income to average net assets **	8.35%	8.30%	8.57%	8.81%	7.99%
Portfolio turnover rate	35%	48%	74%	87%	68%
The Fund commenced operations on December 30, 1997.
	Short Duration Tax Exempt Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$10.10	$10.12	$9.87	$9.87	$10.11

Income (loss) from investment activities:
Net investment income	0.12	0.31	0.36	0.39	0.37
Net realized and unrealized gains (losses)	0.04	(0.01)	0.25	0.02	(0.15)

Total from investment activities	0.16	0.30	0.61	0.41	0.22

Distributions to shareholders:
From net investment income	(0.12)	(0.31)	(0.36)	(0.39)	(0.37)
In excess of net investment income
From net realized gains	(0.04)	(0.01)		(0.02)	(0.09)
Return of capital

Total distributions to shareholders	(0.16)	(0.32)	(0.36)	(0.41)	(0.46)

Net asset value — end of period	$10.10	$10.10	$10.12	$9.87	$9.87

Total return *	1.55%	3.04%	6.31%	4.18%	2.29%

Ratios/supplemental data:
Net assets, end of period (000s)	$16,875	$16,433	$17,904	$13,377	$15,061
Ratio of gross expense to average net assets **	0.83%	0.84%	0.85%	0.86%	0.85%
Ratio of net expense to average net assets **	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets **	1.90%	2.74%	3.21%	3.57%	3.27%
Ratio of net investment income to average net assets **	2.23%	3.08%	3.56%	3.93%	3.62%
Portfolio turnover rate	26%	58%	55%	73%	54%

The Fund commenced operations on September 1, 1994.
*	Not annualized for periods less than 1 year
**	Annualized for periods less than 1 year

See notes to financial statements.

Semi-Annual Report	58

For a share outstanding during the six months ended April 30, 2003 and periods ended October 31st

	Tax Exempt Bond Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$10.22	$10.06	$9.58	$9.43	$9.92

Income (loss) from investment activities:
Net investment income	0.17	0.36	0.42	0.45	0.42
Net realized and unrealized gains (losses)	0.14	0.16	0.48	0.16	(0.49)

Total from investment activities	0.31	0.52	0.90	0.61	(0.07)

Distributions to shareholders:
From net investment income	(0.17)	(0.36)	(0.42)	(0.46)	(0.42)
In excess of net investment income
From net realized gains
Return of capital

Total distributions to shareholders	(0.17)	(0.36)	(0.42)	(0.46)	(0.42)

Net asset value — end of period	$10.36	$10.22	$10.06	$9.58	$9.43

Total return *	3.06%	5.30%	9.63%	6.70%	(0.81)%

Ratios/supplemental data:
Net assets, end of period (000s)	$23,124	$26,236	$26,093	$24,757	$46,452
Ratio of gross expense to average net assets **	0.71%	0.69%	0.68%	0.69%	0.57%
Ratio of net expense to average net assets **	0.50%	0.50%	0.50%	0.52%	0.50%
Ratio of investment income less gross expenses to average net assets **	3.17%	3.39%	4.10%	4.51%	4.07%
Ratio of net investment income to average net assets **	3.38%	3.58%	4.28%	4.68%	4.14%
Portfolio turnover rate	47%	114%	78%	63%	28%

The Fund commenced operations on December 21, 1993.

	California Municipal Income Fund
	2003	2002	2001	2000	1999
Net asset value — beginning of period	$10.43	$10.42	$9.93	$9.62	$10.00

Income (loss) from investment activities:
Net investment income	0.17	0.38	0.40	0.40	0.26
Net realized and unrealized gains (losses)	0.15	0.01	0.49	0.32	(0.38)

Total from investment activities	0.32	0.39	0.89	0.72	(0.12)

Distributions to shareholders:
From net investment income	(0.17)	(0.38)	(0.40)	(0.41)	(0.26)
In excess of net investment income
From net realized gains	(0.21)
In excess of net realized gains
Return of capital

Total distributions to shareholders	(0.38)	(0.38)	(0.40)	(0.41)	(0.26)

Net asset value — end of period	$10.37	$10.43	$10.42	$9.93	$9.62

Total return *	3.13%	3.81%	9.12%	7.68%	(1.22)%

Ratios/supplemental data:
Net assets, end of period (000s)	$28,297	$28,180	$33,693	$34,792	$28,690
Ratio of gross expense to average net assets **	0.63%	0.61%	0.61%	0.60%	0.77%
Ratio of net expense to average net assets **	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets **	3.29%	3.53%	3.81%	4.12%	3.17%
Ratio of net investment income to average net assets **	3.42%	3.64%	3.92%	4.22%	3.44%
Portfolio turnover rate **	27%	36%	31%	101%	39%

The Fund commenced operations on December 17, 1998.

*	Not annualized for periods less than 1 year
**	Annualized for periods less than 1 year

See notes to financial statements.

59	Paydenfunds

Name, Address and Age	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
Trustees 333 S. Grand Avenue Los Angeles CA 90071

W.D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Services, Inc. (since 1997); Executive Director (since 1999) and previously Managing Trustee, NGC Settlement Trust, and President, Asbestos Claims Management Corporation (since 1993)	All	Trustee, The Metzler/Payden Investment Group

James Clayburn LaForce	Independent Trustee	1992	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group; Director, The Timken Company; Trustee, PIC Investment Trust, Growth, Balanced, Mid Cap and Small Cap Portfolios, Institutional Money Market Fund and Advisors Series Trust; Director, Black Closed End Fund; Director, Trust for Investment Managers; Director, Parsons Engineering Group

Gerald S. Levey, M.D.	Independent Trustee	2000	Provost, Medical Sciences, and Dean, School of Medicine at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group

Thomas V. McKernan, Jr.	Independent Trustee	1993	President and CEO, Automobile Club of Southern California	All	Director, Newhall Land and Farming Company; Director, Blue Shield of California

Dennis C. Poulsen	Independent Trustee	1992	Chairman and CEO, Rose Hills Company (since 2002), previously Chairman of the Board	All	Director, Rose Hills Company; Director, Ameron International Co.

Stender E. Sweeney	Independent Trustee	1992	Private Investor	All

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel	All

Christopher N. Orndorff	Interested Trustee	1992	Managing Principal and Director, Payden & Rygel	All

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel	All

Officers 333 S. Grand Avenue Los Angeles CA 90071

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel	All

Yot Chattrabhuti	Vice President	1997	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	1998	Vice President and Treasurer, Payden & Rygel (since 1998); previously Assistant Controller, Sierra Capital Management	All

Brian W. Matthews	CFO	2003	Managing Principal and CFO, Payden & Rygel	All

David L. Wagner	Vice President	1996	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	1997	Managing Principal and General Counsel, Payden & Rygel	All

Semi-Annual Report	60

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Paydenfunds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed.

Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

GLOBAL BOND FUNDS

Global Short Bond Fund

Global Fixed Income Fund

Emerging Markets Bond Fund

DOMESTIC STOCK FUNDS

Growth & Income Fund

Market Return Fund

U.S. Growth Leaders Fund

Small Cap Leaders Fund

DOMESTIC BOND FUNDS

Bunker Hill Money Market Fund

Limited Maturity Fund

Short Bond Fund

U.S. Government Fund

GNMA Fund

Core Bond Fund

Opportunity Bond Fund

High Income Fund

TAX EXEMPT BOND FUNDS

Short Duration Tax Exempt Fund

Tax Exempt Bond Fund

California Municipal Income Fund

Paydenfunds

333 South Grand Ave Los Angeles, California 90071

1 800 5-PAYDEN 1 800 572-9336 payden.com

ITEM 2. CODE OF ETHICS

Not required in a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in a semi-annual report on Form N-CSR.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

               MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2003.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group

By:	/s/ JOAN A. PAYDEN
Joan A. Payden Chairman

Date: July 8, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews Executive Vice President and Chief Financial Officer

Date: July 8, 2003